                                                               File No. 33-98310
                                                                        811-9114

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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [x]
      Pre-Effective Amendment No.         [ ]
      Post-Effective Amendment No. 15     [x]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [x]
      Amendment No. 17

                        (check appropriate box or boxes)

                             THE NEEDHAM FUNDS, INC.

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               (Exact name of Registrant as Specified in Charter)

                                 445 Park Avenue
                            New York, New York 10022

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               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 371-8300

      Glen W. Albanese              Copy to:    William H. Bohnett
      The Needham Funds, Inc.                   Fulbright & Jaworski L.L.P.
      445 Park Avenue                           666 Fifth Avenue
      New York, New York 10022                  New York, NY 10103

--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: as soon as practicable, following effectiveness of this filing.

It is proposed that this filing will become effective (check appropriate box):

[x]   immediately upon filing pursuant to paragraph (b)
[ ]   on (date) pursuant to paragraph (b)
[ ]   60 days after filing pursuant to paragraph (a)(1)
[ ]   on (date) pursuant to paragraph (a)(1)
[ ]    75 days after filing pursuant to paragraph (a)(2)
[ ]   on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]   this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

                              [NEEDHAM FUNDS LOGO]

                            THE NEEDHAM FUNDS, INC.
                     -------------------------------------
                              NEEDHAM GROWTH FUND
                         NEEDHAM AGGRESSIVE GROWTH FUND
                         NEEDHAM SMALL CAP GROWTH FUND

                                445 Park Avenue
                         New York, New York 10022-2606
                                 1-800-625-7071

                                   PROSPECTUS
                                 April 26, 2005

The Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                               Table of Contents

Risk/Return Summary..................................      1

         Bar Charts and Performance Table............      3

         Fees and Expenses of the Funds..............      7

Investment Objectives, Principal Strategies, Policies
  and Risks..........................................      8

         Risk Factors................................     14

         Portfolio Holdings..........................     16

Investment Adviser...................................     16

Management of the Funds..............................     17

Distribution Arrangements............................     17

How to Purchase Shares...............................     18

         Exchanges...................................     19

         Transfer on Death Registration..............     19

         Automatic Investment Program................     20

         Anti-Money Laundering Compliance............     20

Net Asset Value......................................     20

How to Redeem Shares.................................     21

         Telephone Redemptions/Exchanges.............     22

         Additional Information on Redemptions.......     22

         Shareholder Services........................     23

Tax Status, Dividends and Distributions..............     23

Administrator, Shareholder Servicing Agent and
  Transfer Agent.....................................     24

Custodian............................................     25

Additional Information...............................     25

Financial Highlights.................................     26

                              Risk/Return Summary

Investment Goals:            The GROWTH FUND seeks long-term, tax-efficient
                             capital appreciation through investing primarily in the equity securities of growth companies with superior long-term growth rates at value prices.

                             The AGGRESSIVE GROWTH FUND seeks long-term capital appreciation by investing primarily in the equity securities of public companies with strong, above-average prospective long-term growth rates.

                             The SMALL CAP GROWTH FUND seeks long-term, tax-efficient capital appreciation by investing primarily in the equity securities of smaller growth companies which are trading at a discount to their underlying value yet have the potential for superior long-term growth.

Principal Investment
Strategies:                  Under normal conditions, the GROWTH FUND invests at
                             least 65% of its total assets in equity securities of domestic issuers listed on a nationally recognized securities exchange or traded on the Nasdaq System. The Fund invests, in general, in stocks from a variety of industries, including the healthcare, technology, specialty retailing, oil services and industrial, media/leisure/cable/ entertainment and business and consumer services industries. These are some of the sectors within the economy which the Adviser believes will have significant long-term growth rates and often include the stocks of rapidly growing companies with a variety of market capitalizations.

                             Under normal conditions, the AGGRESSIVE GROWTH FUND also invests at least 65% of its total assets in equity securities of domestic issuers listed on a nationally recognized securities exchange or traded on the Nasdaq System. The Fund will invest, in general, in markets and industries with strong growth potential, focusing primarily on the market leaders in these areas as these companies often garner a disproportionate share of the positive financial returns. Although the Fund will invest in companies of all sizes, the Fund's investment strategy may require it to often invest in smaller companies. The Fund will focus on healthcare, technology, business and consumer services, media, communications, financial and energy company stocks but will invest in companies in any industry that fits its profile.

                             Under normal conditions, the SMALL CAP GROWTH FUND invests at least 80% of its total assets in equity securities of domestic issuers listed on a nationally recognized securities exchange or traded on the Nasdaq System that have market capitalizations of $2 billion or less. The Fund will invest, in general, in companies with strong growth potential which, for a variety of reasons, including the market's inefficiencies, are trading at a discount to their underlying value where a catalyst is in place to eliminate that discount. The Fund seeks tax efficiency by holding securities for a period of twelve months or more to obtain long-term capital gain treatment and by offsetting capital gains on the sale of securities with capital losses.

                                                   [NEEDHAM FUNDS LOGO]

                              Risk/Return Summary

Principal Investment Risks:  The Funds invest primarily in equity securities that fluctuate in value. Political and economic news can influence marketwide trends. Other factors may cause price swings in a single company's stock or the stocks of the companies within a given industry. The Funds often invest in smaller companies that may have limited product lines, markets or financial resources. These smaller companies may trade at a lower volume than more widely held securities and may fluctuate in value more sharply than those of other securities. None of the Funds is a "diversified" fund within the meaning of the Investment Company Act of 1940. Therefore, each Fund may invest its assets in a relatively small number of issuers, thus making an investment in a Fund potentially more risky than an investment in a diversified fund which is otherwise similar to the Funds. Loss of money is a risk of investing in the Funds.

Who Should Invest in the
Funds: The Funds are not intended to provide a balanced investment program. The Funds are most suitable for an investor who is willing to accept a higher degree of risk than is present in many fixed-income or certain other equity mutual funds.

[NEEDHAM FUNDS LOGO]

                        Bar Charts and Performance Table

     The bar charts and table shown below indicate the risks of investing in the Funds, but do not reflect the deduction of taxes that a shareholder would pay on distributions or redemptions. The bar charts show changes in the performance of the Funds' shares from year-to-year since inception. The table following the bar charts shows how the Funds' average annual returns for the listed periods compare to those of comparable indices.

     The Funds' past performance does not necessarily indicate how the Funds will perform in the future.

                              NEEDHAM GROWTH FUND
[NEEDHAM GROWTH FUND BAR CHART]

1996                                                                             51.56
1997                                                                             15.66
1998                                                                             19.85
1999                                                                             79.72
2000                                                                              7.40
2001                                                                             12.15
2002                                                                            -28.29
2003                                                                             47.34
2004                                                                              6.20

                     TOTAL RETURN AS OF 12/31 FOR EACH YEAR

Figure 1

     During the nine-year period shown in the above chart, the highest quarterly return was 36.85% (for the quarter ended December 31, 1999) and the lowest quarterly return was (22.57)% (for the quarter ended September 30, 2002).

                                                                        [NEEDHAM
FUNDS LOGO]

                         NEEDHAM AGGRESSIVE GROWTH FUND
[NEEDHAM AGGRESSIVE GROWTH FUND BAR CHART]

2002                                                                            -17.15
2003                                                                             26.62
2004                                                                             11.64

                            TOTAL RETURN AS OF 12/31

Figure 2
     The Aggressive Growth Fund commenced operations on September 4, 2001. Its non-annualized total return from inception through December 31, 2001 was 12.30%.

     For the life of the Aggressive Growth Fund, the highest quarterly return was 15.04% (for the quarter ended December 31, 2004) and the lowest quarterly return was (11.47)% (for the quarter ended September 30, 2002).

[NEEDHAM FUNDS LOGO]

                         NEEDHAM SMALL CAP GROWTH FUND
[NEEDHAM AGGRESSIVE GROWTH FUND BAR CHART]

2003                                                                             62.24
2004                                                                             10.34

                            TOTAL RETURN AS OF 12/31

Figure 3
     The Small Cap Growth Fund commenced operations on May 22, 2002. Its non-annualized total return from inception through December 31, 2002 was 3.80%.

     For the life of the Small Cap Growth Fund, the highest quarterly return was 36.94% (for the quarter ended December 31, 2002) and the lowest quarterly return was (18.23)% (for the quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2004

     The following table shows the Funds' average annual returns (before and after taxes) and the change in value of certain broad-based market indices over various periods ended December 31, 2004. The index information is intended to permit you to compare the Funds' performance to several broad measures of market performance. The after-tax returns are intended to show the impact of assumed federal income taxes on an investment in each Fund. The Funds' "Return After Taxes on Distributions" shows the effect of taxable distributions (dividends and capital gain distributions), but assumes that you still hold the Funds' shares at the end of the period and so do not have any taxable gain or loss on your investment in shares of the Fund. The "Return After Taxes on Distributions and Redemption" shows the effect of both taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

     After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but do not include the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Redemption" may be greater than the "Return Before Taxes" because you are assumed to be able to use the capital loss on the sale of shares to offset other taxable gains.

     Your actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their shares in a tax-deferred account (including a 401(k) or IRA), or to investors who are tax-exempt.

                                                                        [NEEDHAM
FUNDS LOGO]

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2004


                                                                   1              5           Life of
                                                                  Year          Years           Fund
 GROWTH FUND(1)
 Return Before Taxes                                              6.20%           6.21%        19.85%
 Return After Taxes on Distributions                              6.20%           5.66%        18.12%
 Return After Taxes on Distributions and Redemption               4.03%           5.19%        16.95%
 COMPARATIVE INDICES
 (reflect no deduction for fees, expenses or taxes)
 S&P 500 Index                                                   10.85%          (2.30)%        9.53%
 Nasdaq Composite Index                                           9.12%         (11.42)%        8.79%
 S&P 400 Midcap Index                                            16.44%           9.53%        14.53%
 Russell 2000 Index                                              18.38%           6.68%         9.87%
 AGGRESSIVE GROWTH FUND(2)
 Return Before Taxes                                             11.64%         N/A             8.60%
 Return After Taxes on Distributions                             11.64%         N/A             8.30%
 Return After Taxes on Distributions and Redemption               7.57%         N/A             7.20%
 COMPARATIVE INDICES
 (reflect no deduction for fees, expenses or taxes)
 S&P 500 Index                                                   10.85%         N/A             5.12%
 Nasdaq Composite Index                                           9.12%         N/A             8.46%
 Russell 2000 Index                                              18.38%         N/A            13.69%
 SMALL CAP GROWTH FUND(3)
 Return Before Taxes                                             10.34%         N/A            26.78%
 Return After Taxes on Distributions                             10.30%         N/A            26.76%
 Return After Taxes on Distributions and Redemption               6.78%         N/A            23.34%
 COMPARATIVE INDICES
 (reflect no deduction for fees, expenses or taxes)
 S&P 500 Index                                                   10.85%         N/A             6.23%
 Nasdaq Composite Index                                           9.12%         N/A            11.45%
 Russell 2000 Index                                              18.38%         N/A            12.72%

(1)  The Growth Fund commenced operations on January 1, 1996.

(2)  The Aggressive Growth Fund commenced operations on September 4, 2001.

(3)  The Small Cap Growth Fund commenced operations on May 22, 2002.

     The average annual returns shown in the above table are historical and reflect changes in share price and reinvested dividends and are net of expenses. Investment results and the principal value of an investment will vary. Past performance noted above does not guarantee future results. When shares are redeemed, they may be worth more or less than their original cost. Since inception, the Funds' Adviser has absorbed certain expenses of the Funds, without which returns would have been lower.

[NEEDHAM FUNDS LOGO]

                         Fees and Expenses of the Funds

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

                                                                            NEEDHAM          NEEDHAM
                                                             NEEDHAM       AGGRESSIVE       SMALL CAP
                                                             GROWTH          GROWTH          GROWTH
                                                              FUND            FUND            FUND
                                                             -------       ----------       ---------
SHAREHOLDER FEES (fees paid directly from your
  investment)
Maximum Sales Charge (Load) Imposed on Purchases......       None          None             None
Maximum Deferred Sales Charge (Load)..................       None          None             None
Maximum Sales Charge (Load) Imposed on Reinvested
  Dividends and Other Distributions...................       None          None             None
Redemption Fee (as a % of amount redeemed) on shares
  held less than 60 days..............................        2.00%(1)       2.00%(1)         2.00%(1)
Thereafter............................................       None          None             None
Exchange Fee..........................................       None          None             None
ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from Fund assets)
Management Fees.......................................        1.25%          1.25%            1.25%
Distribution and/or Service (12b-1) Fees..............        0.25%          0.25%            0.25%
Other Expenses
  Dividends on Short Positions and Interest Expense...        0.43%          0.11%            0.02%
  All Remaining Other Expenses........................        0.28%          1.54%            1.11%
                                                              -----          -----            -----
Total Other Expenses..................................        0.71%          1.65%            1.13%
Total Annual Fund Operating Expenses..................        2.21%          3.15%            2.63%
Fee Waiver and Expense Reimbursement(2)...............       None            0.54%            0.11%
                                                              -----          -----            -----
Net Expenses..........................................        2.21%          2.61%            2.52%
                                                              =====          =====            =====

(1)  A fee of $7.50 is charged for each redemption by wire.

(2) The Adviser has entered into an agreement with the Funds whereby the Adviser has agreed to waive its fee for, and to reimburse expenses (excluding interest and dividend expense on short positions and extraordinary items) of, the Funds in an amount that limits annual operating expenses of Needham Aggressive Growth Fund and Needham Small Cap Growth Fund to not more than 2.50% of average daily net assets. This agreement is effective for the period from January 1, 2005 through December 31, 2005 and shall continue in effect from year to year thereafter only upon mutual agreement of the Funds and the Adviser.

Example

     This example is intended to help you compare the cost of investing in the Funds (without the expense limitations) with the cost of investing in other mutual funds.

       The example assumes that you invest $10,000 in each of the Funds for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                          1 Year         3 Years         5 Years         10 Years
                                          ------         -------         -------         --------
Needham Growth Fund                        $224           $691           $1,185           $2,544

                                          1 Year         3 Years         5 Years         10 Years
                                          ------         -------         -------         --------
Needham Aggressive Growth Fund             $318           $971           $1,649           $3,457

                                          1 Year         3 Years         5 Years         10 Years
                                          ------         -------         -------         --------
Needham Small Cap Growth Fund              $266           $817           $1,395           $2,964


                                                   [NEEDHAM FUNDS LOGO]

        Investment Objectives, Principal Strategies, Policies and Risks

     The Growth Fund seeks to create long-term, tax-efficient capital appreciation for its shareholders by investing in equities of public companies with above-average prospective long-term growth rates. These above-average growth rates are exhibited by companies at the vortex of rapid and fundamental changes in the world economy resulting from technological or demographic change. In this manner, the Growth Fund seeks to build wealth for long-term investors. The Fund strives for maximum tax efficiency by balancing gains and losses. The central premise of the Growth Fund's investment style is growth, but more specifically, "Growth At a Reasonable Price" or "GARP." This style has become more popular as the markets have exhibited unprecedented levels of volatility and as investors have come to understand some of the dangers and disadvantages of momentum investing.
     The Growth Fund generally seeks to invest in companies which exhibit the following characteristics:

- Long Term Values. In the short term, equity markets often incorrectly value stocks. Good companies are often undervalued based on short-term factors such as a disappointing quarter that is not representative of the strength of the business, undue general or industry-specific pessimism, institutions wishing to exit the stock in size or a lack of knowledge and support for the stock. The Growth Fund believes that these undervalued situations represent buying opportunities. Real underlying value does eventually assert itself.

- Strong Growth Potential. The Growth Fund invests in companies that are likely to be beneficiaries of long-lasting economic trends resulting from fundamental technological change.

- Strong, Incentivized Management Team. The Growth Fund focuses on the quality of the management because it believes that management is the most critical element in determining the success of a business.

- High Operating Margins. The Growth Fund will concentrate on industries or companies with the potential to deliver strong profits, not just high revenue growth. The Growth Fund focuses on companies with the potential for high profit margins and strong cash generation. Often, high margins are a sign that a company's products and services have a high perceived value to its customers. High operating margins are often indicative of companies with strong execution capabilities. It also provides companies with the financial flexibility to invest for future growth.

- Restructurings and Spin-offs. The Growth Fund looks for investment opportunities in restructurings and spin-offs. The divestiture of underperforming operations was a theme of the 1980s and early 1990s. The Growth Fund is now witnessing the spin-off to shareholders and the divestiture of good but unrelated businesses that helps companies focus resources on core areas. The parent company's returns are often enhanced by the divestiture as resources are directed at higher return opportunities.
     The Growth Fund utilizes the following principal investment strategy:

- Investment in Equity Securities. Under normal conditions, the Fund invests at least 65% of its total assets in the equity securities of domestic issuers listed on a nationally recognized securities exchange or traded on the Nasdaq System. The balance of the Fund's assets may be held in cash or invested in other securities, including equity securities of larger companies, common stock equivalents (mainly securities exchangeable for common stock), options, futures and various debt instruments. In selecting equity investments for the Fund, the Adviser seeks to identify companies in a variety of industries, including but not limited to the technology, healthcare, business and consumer services, media, communications, financial, energy and industrial industries, which it believes will achieve superior growth rates based on its market research and company

[NEEDHAM FUNDS LOGO]
  analysis. When investing in technology, the Adviser focuses on product cycles and unit growth. When investing in healthcare, the Adviser focuses heavily on demographic, regulatory and lifestyle trends. The Adviser will consider overall growth prospects, financial conditions, competitive positions, technology, research and development, productivity, labor costs, raw materials costs and sources, competitive operating margins, return on investment, managements and various other factors.
     The Aggressive Growth Fund seeks to create long-term capital appreciation for its shareholders by investing in the equities of public companies with above-average prospective growth rates. While focusing on capital appreciation, the Aggressive Growth Fund also seeks tax efficiency and lowered risk exposure through the use of hedging instruments such as short selling and options. Typically, these above-average growth rates are exhibited by companies addressing the challenges of rapid and fundamental changes in the world economy resulting from demographic, political and technological change. In this manner, the Aggressive Growth Fund seeks to build wealth for long-term investors. The Aggressive Growth Fund strives to balance tax efficiency with the inherent volatility in rapid growth markets and industries. The central premise of the Aggressive Growth Fund's investment style is growth, but more specifically to move early into emerging areas of rapid growth, to stay with the leaders in established growth markets and to exit or short areas and/or companies that the Aggressive Growth Fund believes can no longer sustain strong, above-average growth profitability.
     The Aggressive Growth Fund generally seeks to invest in companies which exhibit the following characteristics:

- Strong Growth Potential. The Aggressive Growth Fund seeks markets and industries with strong growth potential. Finding the areas with the greatest unmet needs leads one to the companies attempting to satisfy those needs, most often delivering strong growth opportunities. The Aggressive Growth Fund concentrates on market and industry niche opportunities with large, multiyear growth prospects.

- Market Leaders. The Aggressive Growth Fund will focus on the leaders in these growth markets which often garner a disproportionate share of the positive financial returns. The Aggressive Growth Fund seeks to identify these leaders as they are emerging and before they are widely recognized. At times, this may require investing in private companies in various stages of development, subject to the investment restrictions set forth in this Prospectus and in the Statement of Additional Information. In selecting private companies for initial or continued inclusion in the Aggressive Growth Fund, the Fund shall employ the same investment strategies and standards used when selecting a publicly-held company.

- High Operating Margins. The Aggressive Growth Fund will concentrate on industries or companies with the potential to deliver strong profits, not just high revenue growth. The Aggressive Growth Fund focuses on companies with the potential for high profit margins and strong cash generation. Often, high margins are a sign that a company's products and services have a high perceived value to its customers. High operating margins are also often indicative of companies with strong execution capabilities. It also provides companies with the financial flexibility to invest for future growth.

- Long-Term, Sustainable Growth. The Aggressive Growth Fund will focus on the sustainability of strong growth, not just the absolute rate of change. The Aggressive Growth Fund considers the best growth stocks to be those that can sustain strong growth over long periods of time. Many companies can grow rapidly over short periods of time; far fewer have the resources, positioning and execution abilities to deliver superior growth records over time.

- Companies Addressing Unmet Needs. The Aggressive Growth Fund will invest in a company in any industry or geographic market where it believes that a company's new or differentiated product or service is addressing a substantially unmet need. Most high growth


                                                   [NEEDHAM FUNDS LOGO]
  companies are in high growth markets, but others arise in mature sectors of the economy where new products and services, particularly those that are technologically driven, present new growth opportunities. The Aggressive Growth Fund seeks to diversify among industries to moderate risk but will not do so at the expense of limiting growth opportunities. Initially, it is expected that a majority of the Aggressive Growth Fund's investments will be in healthcare, technology, business and consumer services, media, communications, financial and energy companies where the greatest growth opportunities presently reside.

- Strong Management Strategy and Performance. Quality of management and balance sheets will play key roles in the Fund's investment decision process. A key part of sustainability is having the managerial and financial resources to fund strong growth. Balance sheet trends are also an important indicator to the health of the business. Beyond a management's historical performance record, the Aggressive Growth Fund focuses on the overall strategic vision and tactical decisions in assessing a company's growth potential.
     The AGGRESSIVE GROWTH FUND utilizes the following principal investment strategy:

- Investment in Equity Securities. Under normal conditions, the Fund invests at least 65% of its total assets in the equity securities of domestic issuers listed on a nationally recognized securities exchange or traded on the Nasdaq System. The balance of the Fund's assets may be held in cash or invested in other securities, including equity securities of larger companies, common stock equivalents (mainly securities exchangeable for common stock), options, futures and various debt instruments. In selecting equity investments for the Fund, the Adviser seeks to identify companies in a variety of industries, including but not limited to the technology, healthcare, business and consumer services, media, communications, financial, energy and industrial industries, which it believes will achieve superior growth rates based on its market research and company analysis. When investing in technology, the Adviser focuses on product cycles and unit growth. When investing in healthcare, the Adviser focuses heavily on demographic, regulatory and lifestyle trends. The Adviser will consider overall growth prospects, financial conditions, competitive positions, technology, research and development, productivity, labor costs, raw materials costs and sources, competitive operating margins, return on investment, managements and various other factors.
     The SMALL CAP GROWTH FUND seeks to create long-term, tax-efficient capital appreciation for its shareholders by investing primarily in equity securities of smaller public companies with strong, above-average prospective long-term growth rates. Typically, these above-average growth rates are exhibited by companies addressing the challenges of rapid and fundamental changes in the world economy resulting from demographic, political and technological change. In this manner, the Small Cap Growth Fund seeks to build wealth for long-term investors. The Small Cap Growth Fund strives to balance tax efficiency with the inherent volatility in rapid growth markets and industries. The central premise of the Small Cap Growth Fund's investment style is growth, more specifically, growth stocks trading at a discount to their underlying value where a catalyst is in place to eliminate the discount through acceleration of revenues and earnings over a period of twelve months or more. The Small Cap Growth Fund seeks tax efficiency by holding securities for a period of twelve months or more to obtain long-term capital gain treatment and by offsetting capital gains on the sale of securities with capital losses. The principal investment strategies of the Small Cap Growth Fund are detailed below.
     The SMALL CAP GROWTH FUND generally seeks to invest in companies which exhibit the following characteristics:

- A Strong, Incentivized Management Team. The Small Cap Growth Fund focuses, above all, on the quality and capability of the management because it believes that management is the most critical element in determining the success of a business. The Small Cap Growth Fund also focuses on

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  management's ownership of the company's stock and what appropriate stock option plans are in place to incentivize all levels of management at the company.

- No Financial Leverage. The Small Cap Growth Fund strongly prefers companies that take risks in their business and not on their balance sheet. The Small Cap Growth Fund prefers to invest in small cap companies that are debt free. The Small Cap Growth Fund believes that financing availability for small cap companies is so limited that to add leverage to the balance sheet is both unwise and unacceptable.

- Coherent, Well-Thought-Out Strategy. The Small Cap Growth Fund seeks companies that have well-defined plans to penetrate their markets and to grow their businesses. The company's management must be able to articulate that strategy to its shareholders and the investment community.

- Strong, Long-Term Growth Potential. The Small Cap Growth Fund seeks markets and industries with strong growth potential. Finding the areas with the greatest unmet needs can lead to the companies attempting to satisfy those needs, most often delivering strong growth opportunities. The Small Cap Growth Fund concentrates on market and industry niche opportunities with large, multiyear growth prospects.

- Market Leaders. The Small Cap Growth Fund will focus on the leaders in those growth markets which often garner a disproportionate share of the positive financial returns. The Small Cap Growth Fund seeks to identify these leaders as they are emerging or re-emerging and before the changes for the better are widely recognized. At times, this may require investing in private companies in various stages of development, subject to the investment restrictions set forth in this Prospectus and in the Statement of Additional Information. In selecting private companies for initial or continued inclusion in the Small Cap Growth Fund, the Small Cap Growth Fund shall employ the same investment strategies and standards used when selecting a publicly-held company.

- High Operating Margins. The Small Cap Growth Fund will concentrate on industries or companies with the potential to deliver strong profits, not just high revenue growth. The Small Cap Growth Fund focuses on companies with the potential for high profit margins and strong cash generation. Often, high margins are a sign that a company's products and services have a high perceived value to its customers. High operating margins are also often indicative of companies with strong execution capabilities and provide companies with the financial flexibility to invest for future growth.

- Companies Addressing Unmet Needs. The Small Cap Growth Fund will invest in companies that are developing new or differentiated products or services to address a substantially unmet need. Some high growth companies arise in mature sectors of the economy where new products and services, particularly those that are technologically driven, present new growth opportunities. The Small Cap Growth Fund seeks to diversify among industries to moderate risk but will not do so at the expense of limiting growth opportunities. Initially, it is expected that a majority of the Small Cap Growth Fund's investments will be in healthcare, technology, business and consumer services; and, to a lesser extent, media, communications, financial, energy and industrial companies; in every case where attractive growth opportunities presently reside.

     The SMALL CAP GROWTH FUND utilizes the following principal investment strategies:

- Investment in Equity Securities. Under normal conditions, the Small Cap Growth Fund invests at least 80% of its total assets in equity securities, which include common stock, common stock equivalents and preferred stock, of domestic issuers listed on a nationally recognized securities exchange or traded on the Nasdaq System with market capitalizations of $2 billion or less. The balance of the Small Cap Growth Fund's assets may be held in cash or invested in other securities, including equity securities of larger companies, common stock equivalents (mainly securities exchangeable for


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  common stock), options, futures and various corporate debt instruments. In selecting equity investments for the Small Cap Growth Fund, the Adviser seeks to identify companies in a variety of industries, including but not limited to the technology, energy, healthcare, business and consumer services, media, communications, financial and industrial industries, which it believes will achieve superior growth rates based on its market research and company analysis. When investing in technology, the Adviser focuses on product cycles and unit growth. When investing in healthcare, the Adviser focuses heavily on demographic, regulatory and lifestyle trends. The Adviser will consider overall growth prospects, financial condition, competitive position, technology, research and development, productivity, labor costs, raw materials costs and sources, competitive operating margins, return on investment, management and other factors.

- Focus on Long-Term Values. In the short term, equity markets often incorrectly value stocks. Good companies are often undervalued based on short-term factors such as a disappointing quarter for the company not representative of the strength of the business, undue general or industry-specific pessimism, institutions wishing to exit the stock in size or a lack of knowledge and support of the stock. The Small Cap Growth Fund believes that these undervalued situations represent buying opportunities. Lower quality companies are often overvalued based on short-term factors such as inordinate optimism about a new industry or technology, aggressive forecasts, investment banks promoting their clients, an earnings spike, momentum investors driving up prices or accounting gimmicks. These overvalued situations represent opportunities for short selling as, in the long term, real underlying value does eventually assert itself.

     The NEEDHAM FUNDS utilize the following principal investment strategies:

- Fundamental Company and Market Analysis. The Funds rely foremost on fundamental company and market analysis and secondarily on macro-economic analysis, including trends in GDP, interest rates and inflation, to arrive at investment decisions. The Funds put a premium on in-depth company and industry analysis. The Fund managers intend to visit frequently with company managements, attend trade shows and other industry conferences and develop other sources of independent insight. The Funds track key economic and political events as they affect the relative attractiveness and growth prospects of the portfolio companies. However, given the uneven history of economic forecasting and the fact that many of the best growth companies can continue to grow even in a challenging economic environment, the Funds will rely foremost on finding the best positioned companies and not on market-timing.

- Disciplined Approach to Valuation. The Funds seek to enhance shareholder returns with a disciplined approach to valuations, both relative and absolute. Since the markets' valuations fluctuate due to many factors, including economic and political uncertainties, inflation perceptions and competition from other asset classes, the Funds look to value stocks both relative to the market and relative to other growth companies, seeking to pay the least for the most amount of sustainable growth. While growth stocks have generally carried high relative valuations to the market, even the best of growth companies can become overvalued. The Funds will seek to find growth stocks typically trading at a discount, not a premium, to the market. However, the Funds intend to sell any holding if the absolute level of valuation, in their opinion, outstrips the growth potential of that company.

- Non-Diversification and Concentration on Particular Market Sectors. The Funds are "non-diversified" for purposes of the Investment Company Act of 1940, and so have the flexibility to invest their assets in the securities of fewer issuers than if they were "diversified." To the extent the Funds invest a significant portion of their assets in a few issuers' securities, the performance of the Funds could be significantly affected by the performance of those issuers. The Funds must, however, meet certain diversification

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

  requirements under Federal tax law. See Statement of Additional Information -- "Investment Restrictions." As a fundamental policy, each Fund will not invest more than 25% of its net assets in issuers conducting their principal business in the same industry. However, each Fund at times may invest more than 25% of its total assets in securities of issuers in one or more market sectors. A market sector may be made up of companies in a number of related industries.

- Defensive Positions. Each Fund may invest temporarily up to 100% of its assets in cash or cash equivalents, investment grade debt securities or repurchase agreements for defensive purposes. Consistent with the Funds' investment objectives and policies, the Adviser may make changes to the portfolios whenever it believes that doing so is in the best interest of the Funds. To the extent a Fund takes a defensive position, it may not achieve its respective investment objectives.

     The Funds may also utilize, among others, the following investment techniques:

- Short Selling. The Funds may short highly valued companies in high growth sectors with challenged cost structures and balance sheets, eroding competitive positions and rapidly decelerating end demand. High growth markets invite numerous competitors, many of which do not survive. In the early stages of new markets, it is not always clear who the real winners will be. As the better companies emerge, the Funds look to short the weaker competitors when the Funds believe their valuations do not yet reflect their weaker status. The Funds may make a profit or loss depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Funds replace the borrowed security. All short sales must be fully collateralized and none of the Funds will sell short securities the underlying value of which exceeds 25% of the value of the net assets of the Fund. The Funds will also limit short sales in any one issuer's securities to 2% of the respective Fund's net assets and will not sell short more than 2% of any one class of the issuer's securities.

- Borrowing and Leverage. As a fundamental policy, each Fund may borrow from banks up to 25% of its total assets taken at market value (including the amount borrowed), and may pledge its assets in connection with these borrowings, and then only from banks as a temporary measure, including to meet redemptions or to settle securities transactions. The Funds will not make additional investments while borrowings exceed 5% of its total assets. If the Funds make additional investments while borrowings are outstanding, this may constitute a form of leverage. This leverage may exaggerate changes in the Funds' share value and the gains and losses on the Funds' investments.

- Options, Futures and Forward Contracts. The Funds may use hedging techniques, such as the buying and selling of options and futures contracts, where appropriate, to reduce some of the high volatility inherent to rapidly changing markets and industries. A Fund may also buy and sell options and futures contracts to manage its exposure to changing interest rates, currency exchange rates and precious metals prices. Additionally, the Funds may enter into forward contracts as a hedge against future fluctuations in foreign exchange rates. The Funds may buy and sell stock index futures contracts or related options in anticipation of general market or market sector movements. The Funds may also invest in indexed securities or related options, the value of which is linked to currencies, interest rates, commodities, indices, or other financial indicators. Options and futures may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of the overall strategy. The Funds may invest in options and futures based on any type of security, index, or currency related to their investments, including options and futures traded on domestic and foreign exchanges and options not traded on any exchange. However, a Fund will not engage in options, futures or forward transactions, other than for hedging purposes, if, as a result, more than 5% of its total assets would be so invested. The Funds may engage in these kinds


                                                   [NEEDHAM FUNDS LOGO]
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

  of transactions to an unlimited extent for hedging purposes.

     In summary, the keys to successful investing by the Funds include an understanding of macro-economic and political trends, an evaluation of the high growth sectors of the economy, identifying a sector's leaders and laggards, frequent visits with company management and an analysis of companies' business fundamentals, quality of management and competitive position. After finding an attractive growth candidate for the Funds, the specific company's valuation is evaluated relative to its prospects and competing candidates, both current holdings and other potential investments, to determine if enough price appreciation potential is available to warrant inclusion in the Funds.

     The Funds will seek to reduce their risks with in-depth fundamental analysis, a focused assessment of risk versus return, a view for the catalyst in the individual stock and reliable monitoring of positions to be responsive to changes in industry and market fundamentals. The Funds will also attempt to reduce their risk by taking short positions in companies where they believe market fundamentals have been exceeded, as well as by the use of options to hedge positions. Furthermore, a Fund may maintain larger than normal cash positions when it is unable to identify attractive new opportunities. Lastly, positions will be sold when they no longer meet the investment objectives of the Funds.

     Also, the Funds will engage in a constant analysis of the existing Fund investments to ensure that their growth, profitability and valuation warrant their remaining in the Funds. Positions will be sold when they no longer meet the respective long-term investment objectives of the Funds. The Funds have adopted certain investment restrictions which are fundamental and may not be changed without a shareholder vote. Except as specifically noted, the Funds' investment objectives and policies described in the preceding pages are not fundamental policies and may be changed or modified by the Board of Directors of The Needham Funds, Inc. without shareholder approval. However, neither the GROWTH FUND nor the AGGRESSIVE GROWTH FUND will change its investment objective without first providing written notice to its shareholders at least 30 days in advance. The SMALL CAP GROWTH FUND will not change its investment objective or its investment strategy of investing, under normal conditions, at least 80% of its total assets in equity securities of domestic issuers listed on a nationally recognized securities exchange or traded on the Nasdaq System that have market capitalizations of $2 billion or less, without first providing written notice to its shareholders at least 60 days in advance. A complete list of the Funds' investment restrictions, both fundamental and non-fundamental, and certain other policies not described in the Prospectus may be found in the Statement of Additional Information.

                                  Risk Factors
     The Funds invest primarily in equity securities, which fluctuate in value. Therefore, shares of the Funds will also fluctuate in value. Furthermore, as the Funds are not "diversified" funds within the meaning of the Investment Company Act of 1940, they may invest their assets in a relatively small number of issuers, thus making an investment in the Funds potentially more risky than an investment in a diversified fund which is otherwise similar to the Funds. While political and economic news can influence marketwide trends, other factors may be ignored by the market as a whole but may cause price swings in a single company's stock or the stocks of the companies within a given industry. Business and economic developments affecting an industry in which the Funds invest a significant portion of their assets would likely have a greater effect on the Funds than those same developments would have on a fund invested in a wider spectrum of market or industry sectors. The net asset values of the Funds' shares, to the extent the Funds invest in debt securities, are affected by changes in the general level of interest rates. In addition, the Funds may invest in preferred stock which may be subject to optional or mandatory redemption provisions.
     The Funds intend to invest in technology companies. These companies generally operate in intensely competitive markets. This level of competition can put pressure on the prices of

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

their products and services which could adversely affect their profitability. Also, because technological development in many areas increases at a rapid rate, these companies often produce products with very short life cycles and face the risk of product obsolescence.
     The Funds also intend to invest in healthcare companies. The value of equity securities of these companies may fluctuate because of changes in the regulatory and competitive environment in which they operate. Failure to obtain regulatory approvals or changes in governmental policies regarding funding or subsidies may also adversely affect the value of the equity securities of healthcare companies. Furthermore, these companies may be adversely affected by product liability related lawsuits.
     Additionally, the Funds intend to invest in business and consumer services companies. These companies may be affected by the performance of the economy as a whole and may also be affected by increases in interest rates and decreases in disposable income and consumer confidence.
     Investments in smaller companies may offer greater opportunities for capital appreciation than larger companies, but may also involve certain special risks. These companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. These securities may also trade less frequently and at a lower volume than more widely held securities, and may fluctuate in value more sharply than those of other securities. There may be less available information about these issuers or less market interest than is normally the case with respect to larger companies. Furthermore, investments based on the anticipated long-term growth of a company may decline in value if the catalyst for such growth does not occur.

     In addition to the principal risks discussed above, an investment in the Funds may be subject to additional risks which include those risks discussed below.
     Subject to the Funds' investment policies and restrictions on investments in illiquid securities, the Funds may invest in privately-held companies. Investments in companies in the early stages of development, particularly those companies which have yet to offer securities to the public, may offer greater opportunities for capital appreciation than longer-established or publicly-held companies. However, investments in these companies are often riskier than investments in longer-established or publicly-held companies. Typically, there is very little public information available on these companies, their management philosophies and strategies may be untested, their product lines, markets and financial resources may be limited and the restrictions on re-sale of securities of such companies imposed by U.S. securities laws and by market forces in general may make it difficult for the Funds to liquidate any position it may have in such a company. Even if the Funds are able to liquidate a position in such a company, they may be forced to do so at prices which are not beneficial to the Funds. See Statement of Additional Information - "Description of the Funds and Investment Objectives and Policies."
     Certain investment techniques described in this Prospectus, such as short sales, options and futures strategies and leverage, may entail risks and may result in significant capital loss. The Funds may engage in various strategies as described above, to varying degrees, both to seek to increase the returns and to hedge their portfolios against movements in the securities markets and exchange rates. Options, futures and forward contracts can be volatile investments. Use of these strategies involves the risk of imperfect correlation in movements in the price of options and futures and movements in the price of the securities or currencies which are the subject of the hedge. If the Funds make a transaction at an inappropriate time or judge market conditions incorrectly, options and futures strategies may significantly lower the Funds' returns. The Funds will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Furthermore, there can be no assurance that a liquid secondary market for options and futures contracts will exist at any specific time. Options and futures contracts, and certain of the other investments described above and in the Statement of Additional Information, may be considered "derivative" investments, and


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

entail certain risks described above and in the Statement of Additional Information.
     It is anticipated that in 2005, the rate of portfolio turnover of each of the Funds may be approximately 60-80%. This rate of turnover will likely result in higher brokerage commissions and higher levels of realized gains than if the turnover rate was lower, and may subject investors to higher levels of taxable gains.
     In addition, the Funds may invest in the securities of non-U.S. issuers, which have risks that are different from the risks associated with investments in the securities of U.S. issuers. See Statement of Additional Information - "Description of the Funds and Investment Objectives and Policies."

                               Portfolio Holdings
     A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Funds' Statement of Additional Information and on the Funds' website at www.needhamfunds.com. Currently, disclosure of the Funds' holdings is required to be made quarterly within 60 days of the end of each fiscal quarter, in the Funds' Annual Report and Semi-Annual Report to shareholders and in the quarterly holdings report on Form N-Q. The Annual and Semi-Annual Reports will be available by contacting the Funds' administrator, PFPC Inc., P.O. Box 9827, Providence, RI 02940-8027 or by calling 1-800-625-7071.

                               Investment Adviser
     Needham Investment Management L.L.C. (the "Adviser"), 445 Park Avenue, New York, NY 10022, is the investment adviser for the Funds. The Adviser was formed in 1995 and is registered as an investment adviser with the Securities and Exchange Commission. The Adviser is an affiliate of Needham & Company, LLC (as successor to Needham & Company, Inc.). Needham & Company, LLC is the Funds' distributor and is an investment banking firm specializing in emerging growth companies. Needham & Company, LLC engages in investment research, underwriting, private investments and capital markets. Needham & Company, LLC's principal activities are public and private financings; corporate finance advisory services, including mergers, acquisitions and divestitures; equity research; sales and trading primarily for institutional investors; and asset management through public and private funds.
     The Adviser directs investments of the Funds pursuant to a Restated Investment Advisory Agreement dated October 21, 2004, together with the Fee Waiver Agreement between the Funds and the Adviser (the "Advisory Agreement"). Each Fund pays the Adviser a fee at the annual rate of 1.25% of the respective average daily net assets of the Fund. This fee is higher than that paid by most mutual funds. The Adviser or persons employed by or associated with the Adviser are, subject to the authority of the Board of Directors of The Needham Funds, Inc., responsible for the overall management of the Funds' affairs. The Adviser has agreed to waive its fee for, and to reimburse expenses of, the Aggressive Growth Fund and the Small Cap Growth Fund in an amount that limits annual operating expenses (excluding interest and dividend expense on short positions and extraordinary items) to not more than 2.50% of average daily net assets of each of the Aggressive Growth Fund and the Small Cap Growth Fund.

Portfolio Managers
     Mr. James K. Kloppenburg is the Growth Fund's Co-Portfolio Manager and the Aggressive Growth Fund's Portfolio Manager. He began his career in 1978 at Bankers Trust Co. in their Pension Investment Department, managing equity portfolios, before moving to equity sales at Cyrus J. Lawrence in 1982. In 1985 he joined Needham & Company, Inc. (predecessor to Needham & Company, LLC), where he was Managing Director of Institutional Sales and Investment Policy. After a seven-year career at Hambrecht & Quist as a Managing Director in institutional sales, Mr. Kloppenburg rejoined Needham & Company, Inc. (predecessor to Needham & Company, LLC) in April of 2001 as a Managing Director. He also serves as Executive Vice President of the Growth Fund and the Aggressive Growth Fund. Mr. Kloppenburg

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

helped launch the Aggressive Growth Fund in September of 2001 and became Co-Portfolio Manager of the Growth Fund in April 2003. He engages in a variety of portfolio management-related activities, including stock selection, research, company visits and market analysis.
     Mr. Vincent E. Gallagher is the Growth Fund's Co-Portfolio Manager and the Small Cap Growth Fund's Portfolio Manager. He began his career in corporate finance at The First Boston Corporation, then became a managing director at Blyth Eastman Paine Webber and Chase Investment Bank during the 1980s. He worked as a Senior Vice President in private equity finance for AON Corporation before joining Needham & Company, Inc. (predecessor to Needham & Company, LLC) in the banking department in 1993. He left briefly in 2000 for Gerard Klauer Mattison & Co., Inc. but rejoined Needham in February 2002 as a Managing Director to launch and manage the Small Cap Growth Fund which opened its doors in May 2002. He also serves as Executive Vice President of the Growth Fund and the Small Cap Growth Fund. Mr. Gallagher became Co-Portfolio Manager of the Growth Fund in April 2003. He engages in a variety of portfolio management-related activities, including stock selection, research, company visits and market analysis.
     The Statement of Additional Information provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of securities in the Funds.

                            Management of the Funds
     The Directors of The Needham Funds, Inc. are responsible for generally overseeing the conduct of the Funds' business. The Directors of The Needham Funds, Inc. are:
     George A. Needham - Mr. Needham founded Needham & Company, Inc. (predecessor to Needham & Company, LLC) in 1985. Mr. Needham is the Chairman of the Board and Chief Executive Officer of The Needham Group, Inc., Chairman of the Board and Chief Executive Officer of Needham Holdings, L.L.C. and Chairman of the Board of Needham & Company, LLC. Mr. Needham received a BS degree from Bucknell University and an MBA from the Stanford University Graduate School of Business. Mr. Needham is also a principal of the respective general partners of several private investment limited partnerships.
     James Poitras - Mr. Poitras was Founder, President, Chief Executive Officer and Chairman of the Board of Integrated Silicon Systems, a computer software company, from 1985 to 1995. Mr. Poitras is presently Chairman of the Board of Kyma Technologies, Inc. Mr. Poitras was a member of the Institute of Electrical and Electronics Engineers' Industry Advisory Commission and has lectured widely on business development and entrepreneurship.
     F. Randall Smith - Mr. Smith is a founder and Chief Executive and Investment Officer of Capital Counsel LLC, a registered investment advisory firm. He was a co-founder of Train, Smith Counsel, a registered investment advisory firm, from 1975 to 1999, and National Journal, a weekly publication on the U.S. Government, and served as Special Assistant to the Undersecretary of State for Economic Affairs prior to founding Train, Smith Counsel.

                           Distribution Arrangements
     Needham & Company, LLC, an affiliate of the Adviser, acts as a distributor for the Funds. Rule 12b-1 adopted by the Securities and Exchange Commission under the Investment Company Act of 1940 permits an investment company to directly or indirectly finance any activity associated with the distribution of its shares and/or shareholder-related services in accordance with a plan adopted by the Board of Directors. Pursuant to this rule, the Directors of The Needham Funds, Inc. have approved, and The Needham Funds, Inc. has entered into, a Distribution and Services Agreement, as amended (the "Distribution Agreement") with Needham & Company, Inc. (as predecessor to Needham & Company, LLC) under which each Fund may pay a service fee to Needham & Company, LLC or others at an annual rate of up to 0.25 of 1% of the aggregate average daily net assets of such Fund


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

which are attributable to Needham & Company, LLC or the various other distributors or service providers. These fees are paid out of the Funds' assets on an ongoing basis, and thus over time these fees may increase the cost of your investment and may cost you more than paying other types of sales charges. In addition, the Adviser may pay amounts from its own resources for the provision of such services.
     The Distribution Agreement provides that Needham & Company, LLC will use the services fee received from the Funds, in part, for payments (i) to compensate broker-dealers or other persons for providing distribution assistance, (ii) to otherwise promote the sale of shares of the Funds such as by paying for the preparation, printing and distribution of prospectuses for other than current shareholders and sales literature or other promotional activities, and (iii) to compensate banks and other qualified financial institutions for providing administrative, accounting and shareholder liaison services with respect to the Funds' shareholders. Some payments under the Distribution Agreement or similar agreements are used to compensate broker-dealers based on assets maintained in the Funds by their customers. Distribution services fees are accrued daily, paid monthly and are charged as expenses of the Funds as accrued. Distribution services fees received from the Funds will not be used to pay any interest expenses, carrying charges or other financial costs. In adopting the Distribution Agreement, the Directors of The Needham Funds, Inc. determined that there was a reasonable likelihood that the Distribution Agreement would benefit the Funds and the shareholders.
     The Needham Funds, Inc. and/or Needham & Company, LLC may enter into related servicing agreements appointing various firms, such as broker-dealers or banks, and others, including the Adviser or its affiliates, to provide all or any portion of the foregoing services for their customers or clients through the Funds.
     The accounting and shareholder related services provided by broker-dealers, banks and other qualified financial institutions may include, but are not limited to, establishing and maintaining shareholder accounts, sub-accounting, processing of purchase and redemption orders, sending confirmation of transactions, forwarding financial reports and other communications to shareholders, and responding to shareholder inquiries regarding the Funds. PFPC Trust Company acts as custodian for the Funds. Its address is 301 Bellevue Parkway, Wilmington, Delaware 19809.

                             How to Purchase Shares
     You may purchase shares of the Funds at net asset value without any sales or other charge by sending a completed application form and check to:

                            The Needham Funds, Inc.
                                 c/o PFPC Inc.
                                 P.O. Box 9827
                           Providence, RI 02940-8027.
     However, you should not send any correspondence by overnight courier to the above post office box address. Correspondence sent by overnight courier should be sent to:

                            The Needham Funds, Inc.
                                 c/o PFPC Inc.
                                 760 Moore Road
                           King of Prussia, PA 19406
                                1-800-625-7071.
     Please make sure you indicate how much money you want invested in each Fund.
     Telephone transactions may not be used for initial purchases. If you do want to make subsequent telephone transactions, select this feature on your application or call 1-800-625-7071 to request an authorization form to set up your account for this feature. PFPC Inc. is the Administrator of the Funds.
     You also may purchase shares of the Funds through authorized broker-dealers or other institutions who may charge for their services. These sales agents have the responsibility of transmitting purchase orders and funds, and of crediting their customers' accounts following redemptions in a timely manner and in accordance with their customer agreements and this Prospectus.

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

     For each Fund, the minimum initial investment for individuals, corporations, partnerships or trusts is $5,000. There is a $500 minimum for subsequent investments. Shares of the Funds are offered on a continuous basis. The Funds, however, reserve the right, in their sole discretion, to reject any application to purchase shares. Your application will not be accepted unless it is accompanied by a check drawn on a U.S. bank, savings and loan, or credit union in U.S. funds for the full amount of the shares to be purchased. No third party checks will be accepted.
     For IRAs, the minimum initial investment is $1,500 and there is no minimum for subsequent investments.
     After you open an account, you may purchase additional shares by sending a check payable to Needham Funds and using the address given above. Please include your account number and the name of the Fund you wish to invest in on the check. All shares will be purchased at the net asset value per share next determined after receipt of your application in proper order and acceptance of your application by the Funds. Subsequent investments may also be made by telephone (electronic funds transfer) from a bank checking or money market account. The transfer of funds must specify account name, address and account number. You must set up this feature in advance according to the above instructions.
     The Funds will charge a $25.00 fee against your account, in addition to any loss sustained by the Funds, for any payment check returned for insufficient funds.
     You should contact the Funds at 1-800-625-7071 to obtain the latest wire instructions for wiring funds to PFPC Inc. for the purchase of Fund shares and to notify PFPC Inc. that a wire transfer is coming.
     The Funds will charge a short-term trading fee of 2.00% at the time of redemption on shares held less than 60 days. This fee is paid to the Funds and is designed to protect and benefit long-term shareholders.

                                   Exchanges
     You may exchange some or all of your shares in any Fund with any of the other Funds of The Needham Funds, Inc.
     When you exchange shares, you are really selling shares of one Fund and buying shares of another Fund. Therefore, your sale price and purchase price will be based on the net asset value next calculated after your exchange request is received. Please note that any exchange may have tax consequences for you. You may exchange your shares on any day on which the New York Stock Exchange is open for trading by contacting the Funds directly either by mail or telephone, if you have selected the telephone transaction feature on your application. You may also exchange shares through your financial institution by mail or telephone. If you establish a new account by exchange, the exchanged shares must have a minimum value of $5,000 ($1,500 for IRAs). All subsequent exchanges must have a minimum value of $500. There is no minimum value for subsequent exchanges made by IRAs. If you recently purchased shares by check, you may not be able to exchange your shares until your check has cleared (which may take up to seven business days from the date of purchase). Each Fund will assess the 2.00% redemption fee on the exchange of shares held for less than 60 days.
     There is currently no fee for exchanges; however, the Funds may change or terminate this privilege on 60 days notice. Broker-dealers may charge you a fee for handling exchanges. Please note that exchanges may be made only four (4) times in any twelve (12) month period. The exchange privilege is not intended as a vehicle for short-term trading.

                         Transfer on Death Registration
     The Funds generally permit transfer on death, or TOD, registration of shares, so that on the death of the shareholder the shares are transferred to a designated beneficiary or beneficiaries. If you wish to register your account in the name of one or more beneficiaries for the purpose of transferring the account upon your death, you may do so by completing a Transfer on Death Agreement and Beneficiary Designation. To obtain


                                                   [NEEDHAM FUNDS LOGO]
a Transfer on Death Agreement and Beneficiary Designation, please contact Shareholder Services at 1-800-625-7071 or you may download a copy at www.needhamfunds.com. With the Transfer on Death Agreement and Beneficiary Designation you will receive a copy of the Rules Governing Transfer on Death
(TOD) Registration which specify how the registration becomes effective and operates. By registering your account, you agree to be bound by the Rules Governing Transfer on Death (TOD) Registration.

                          Automatic Investment Program
     You may also be eligible to participate in the Funds' Automatic Investment Program, an investment plan that automatically debits money from your bank account and invests it in the Funds through the use of electronic funds transfers or automatic bank drafts. This feature must be set up by you in advance. You may elect to make subsequent investments by transfers of a minimum of $100 on the fifth or twentieth day of each month into your established account. Contact Shareholder Services at 1-800-625-7071 for more information about the Funds' Automatic Investment Program.

                        Anti-Money Laundering Compliance
     The Funds and the Funds' distributors are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds or the Funds' distributors may request additional information from you to verify your identity and source of funds. If the Funds or the Funds' distributors deem the information submitted does not provide for adequate identity verification, it reserves the right to reject the establishment of your account. If at any time the Funds believe an investor may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, they may choose not to establish a new account or may be required to "freeze" a shareholder's account. They also may be required to provide a governmental agency or another financial institution with information about transactions that have occurred in a shareholder's account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Funds or the Funds' distributors to inform the shareholder that it has taken the actions described above.
     Federal law requires the Funds to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with a Fund. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, a Fund reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in a Fund or to involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified. A Fund and its agents will not be responsible for any loss in an investor's account resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified.

                                Net Asset Value
     The price of each Fund's shares is based on the net asset value of each Fund. Generally, the net asset value per share of each Fund will be determined on each day when the New York Stock Exchange (the "Exchange") is open for business at the close of the Exchange (usually 4:00 p.m.) and will be computed by determining the aggregate market value of all assets of each Fund less its liabilities, and then dividing that amount by the total number of its shares outstanding. On holidays or other days when the Exchange is closed, the net asset value is not calculated, and the Funds do not transact purchase or redemption requests. However, on those days the value of the Funds' assets may be affected to the extent that the Funds hold foreign securities that trade on foreign markets that are open. From time to time,

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 20
the Funds may employ fair-value pricing to value securities for which market quotations are not readily available or for which market quotations are believed to be unrepresentative of fair market value. The determination of net asset value for a particular day is applicable to all applications for the purchase of shares as well as all requests for the redemption of shares received before the close of trading on the Exchange on that day. Therefore, the price at which a purchase or redemption is effected is based on the next calculation of net asset value after the order is placed. All purchase orders received before 4:00 p.m. (Eastern Time) will be processed on that same day. Purchase orders received after 4:00 p.m. will receive the next business day's net asset value per share. The Funds may change the time at which the price of each Fund's shares is determined if the Exchange closes at a different time or an emergency or other extraordinary situation exists.
     Portfolio securities and options positions for which market quotations are readily available are stated at the Nasdaq Official Closing Price or the last sale price reported by the principal exchange for each such security as of the exchange's close of business, as applicable. Securities and options for which no sale has taken place during the day and securities which are not listed on an exchange are valued at the mean of the current closing bid and asked prices. All other securities and assets for which (a) market quotations are not readily available, such as in the case of a market or technical disruption that prevents the normal trading of a security held by a Fund, (b) market quotations are believed to be unrepresentative of fair market value, such as in the case of a thinly traded security, or (c) valuation is normally made at the last sale price on a foreign exchange and a significant event occurs after the close of that exchange but before the NYSE close, are valued at their fair value as determined in good faith by the Board of Directors, although the actual calculations may be made by persons acting pursuant to the direction of the Board of Directors. Fair value may be determined by a variety of factors, including the analysis of market valuations of comparable securities, the analysis of market events which the Adviser believes impacts the determination of fair value, the use of the most recently traded price for a security, or any quantitative or qualitative analysis which will allow a Fund to reasonably arrive, in good faith, at a fair valuation.
     When fair-value pricing is employed, the prices of securities used by the Funds to calculate its NAV may differ from quoted or published prices for the same securities. In addition, due to the subjective and variable nature of fair-value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale. The Adviser will include any fair-value pricing of securities in a written report to the Board of Directors for their consideration and approval on a quarterly basis.

                              How to Redeem Shares
     You may redeem your shares at any time. You are entitled to redeem all or any portion of the shares credited to your accounts by submitting a written request for redemption by regular mail to:

                            The Needham Funds, Inc.
                                 c/o PFPC Inc.
                                 P.O. Box 9827
                           Providence, RI 02940-8027.
     Redemption requests sent by overnight courier should be sent to:

                            The Needham Funds, Inc.
                                 c/o PFPC Inc.
                                 760 Moore Road
                           King of Prussia, PA 19406
                                1-800-625-7071.
     Please make sure to indicate how much money you want to redeem from each Fund.
     Upon the receipt of a redemption request, you will receive a check based on the net asset value next determined after the redemption request was received, which may be more or less than the amount originally invested. If the shares to be redeemed represent an investment made by check, the Funds reserve the right to withhold the proceeds until the check clears. It will normally take up to three business days to clear local checks


                                                   [NEEDHAM FUNDS LOGO]
and up to seven days to clear other checks, but may take longer under some circumstances.
     Your written redemption request will be considered to have been received in "proper order" if the following conditions are satisfied:

- your request is in writing, indicates the number of shares to be redeemed, identifies the shareholder's account number and the name of the Fund;

- your request is signed by you exactly as the shares are registered;

- your request is accompanied by certificates, if any, issued representing the shares, which have been endorsed for transfer (or are themselves accompanied by an endorsed stock power) exactly as the shares are registered; and

- if you are requesting that the redemption proceeds be sent other than to the address of record or if the proceeds of a requested redemption exceed $50,000, the signature(s) on the request must be guaranteed by an eligible signature guarantor through a medallion program. You can obtain a signature guarantee from a domestic bank or trust company, broker, dealer, clearing agency or savings association which is a participant in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees which are not a part of these programs will not be accepted.
     Your written redemption request will not be effective until all documents are received in "proper order" by PFPC Inc.

Telephone Redemptions/Exchanges
     The Funds permit individual shareholders or a representative of record for an account (once within a 30 day period) to redeem or exchange shares by telephone in amounts up to $25,000 by calling 1-800-625-7071. In order to use these services, you must have elected to do so in your application or complete an authorization form supplied by the Funds. Telephone redemptions or exchanges must be in amounts of $1,000 or more. Instructions must include your account number and the name of the Fund. Checks issued must be made payable to the owner of record and may only be mailed to the address of record. The request cannot be honored if an address change has been made for the account within 60 days of the telephone redemption request.
     If there are multiple account owners, PFPC Inc. may rely on the instructions of only one owner. This account option is not available for retirement account shares, or newly purchased (within the prior 15 days) shares. The Administrator may record all calls.
     The Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include, among other things, requiring some form of personal identification prior to acting upon telephone instructions. The Funds reserve the right to refuse a telephone redemption or exchange if they believe it is advisable to do so. Assuming the Funds' security procedures are followed, neither the Funds nor PFPC Inc. will be responsible for the authenticity of redemption or exchange instructions received by telephone and believed to be genuine and any loss therefrom will be borne by the investor. During periods of substantial economic or market change, telephone redemptions or exchanges may be difficult to complete. You may always redeem or exchange shares by mail if you are unable to contact the Funds by telephone.

Additional Information on Redemptions
     The Board of Directors has adopted policies and procedures with respect to frequent purchases and redemptions of the Funds' shares by the Funds' shareholders. The Funds discourage, and do not accommodate, frequent purchases and redemptions of the Funds' shares by the Funds' shareholders. The Funds restrict or reject such trading or take other action if, in the judgment of the Adviser or the Funds' Transfer Agent, such trading may interfere with the efficient management of the Funds' portfolios, may materially increase the Funds' transaction costs, administrative costs or taxes, or may otherwise be

[NEEDHAM FUNDS LOGO]
detrimental to the interests of the Funds and their shareholders. The steps the Funds utilize to discourage frequent transactions may include monitoring trading activity, imposing trading restrictions on certain accounts, and imposing redemption fees, as set forth herein. Transactions placed in violation of the Funds' market-timing trading policy may be cancelled or revoked by the Funds on the next business day following receipt by the Funds. While the Funds (directly and with the assistance of their service providers) identify and restrict frequent trading, there is no guarantee that the Fund will be able to detect frequent purchases and redemptions or the participants engaged in such activity, or, if it is detected, to prevent its recurrence. The Funds receive purchase and sale orders through financial intermediaries and cannot always detect frequent trading that may be facilitated by the use of such intermediaries or by the use of group or omnibus accounts maintained by those intermediaries. In situations in which the Funds become aware of possible market-timing activity, it will notify the financial intermediary in order to help facilitate the enforcement of its market-timing policies and procedures. These policies will be applied uniformly to all financial intermediaries. However, there is no assurance that the financial intermediary will investigate or stop any activity that proves to be inappropriate. There is a risk that the Funds' and financial intermediary's policies and procedures will prove ineffective in whole or in part to detect or prevent frequent trading. Whether or not the Funds or the financial intermediaries detect it, if market-timing activity occurs, then you should anticipate that you will be subject to the disruptions and increased expenses discussed above.
     As stated above, shares held less than 60 days are subject to a short-term trading fee of 2.00% at the time of redemption. This fee does not apply to those retirement plans listed below under "Shareholder Services" which request that the Funds not charge said fee.
     If you hold Fund shares in non-certificate form, you may elect to have redemption proceeds of $1,000 or more wired to your brokerage account or a commercial bank account designated by you. The current fee for this service is $7.50.
     If you have an IRA or other retirement plan, you must indicate on your redemption request whether or not to withhold Federal income tax. Redemption requests failing to indicate an election not to have Federal income tax withheld will be subject to withholding.
     You may also redeem shares through broker-dealers holding such shares who have made arrangements with the Funds permitting redemptions by telephone or facsimile transmission. These broker-dealers may charge a fee for this service.
     If your transactions in the Funds' shares at any time reduce your account value to below $1,000, the Funds may choose to notify you that, unless your account is brought up to at least such minimum amount, the Funds may, within 90 days, redeem all your shares in the account and close it by making payment to you of the proceeds.

                              Shareholder Services
     The Funds offer certain tax-sheltered retirement plans through which you may purchase shares, including IRAs (and "rollovers" from existing retirement plans) for you and your spouse, SEP-IRAs and Roth IRAs. Shares of the Funds may also be purchased by Qualified Retirement Plans such as profit-sharing and money purchase plans, 401(k) Plans and other Defined Contribution Plans, and by Defined Benefit Plans. These types of accounts may be established only upon receipt of a written application form. Should you have questions on the purchase of shares by retirement plans, please call 1-800-625-7071 for Shareholder Services.

                    Tax Status, Dividends and Distributions
     Each Fund intends to make annual distributions to its shareholders of record of substantially all of its realized net capital gains (the excess of realized net long-term capital gains over realized net short-term capital losses), any realized net gains from foreign currency transactions, net investment income and the excess, if any, of realized net short-term capital gains over realized net long-term capital losses. The Funds may make additional distributions, if


                                                   [NEEDHAM FUNDS LOGO]
necessary, to avoid a 4% excise tax on certain undistributed ordinary income and capital gain net income. Certain distributions made to shareholders of record as of a date in October, November or December of a given year which are paid by the Funds in January of the immediately subsequent year will be taxable to shareholders as if received on December 31 of such given year.
     Unless an investment in a Fund is through a tax-exempt account or plan, such as an IRA or qualified retirement plan, distributions are generally taxable to shareholders at different rates depending on the length of time the Fund holds its assets and the type of income that the Fund earns. Different tax rates apply to ordinary income, qualified dividend income and long-term capital-gain distributions, regardless of the shareholder's holding period for the shares. In general, a noncorporate shareholder's net capital gains will be taxed at a maximum rate of 15% for property held by a Fund for more than 12 months. Distributions of net investment income and capital gain net income are taxable whether received in cash or reinvested in additional shares.
     Unless a shareholder elects to do otherwise, all dividends and capital gains distributions from the Funds will be automatically reinvested in additional full and fractional Fund shares. Shareholders who do not wish to have dividends and distributions automatically reinvested in Fund shares may choose between two options:

(1) automatic reinvestment of capital gains distributions in Fund shares and payment of dividends in cash; or

(2) payment of all distributions and dividends in cash.
     Shareholders may change this election at any time by notifying the Administrator or their account representative if the account is maintained at an eligible broker-dealer or bank. Dividends and distributions will be reinvested at the respective Fund's per share net asset value on the reinvestment date established for the dividend or distribution.
     The Funds are required to withhold as "backup withholding" 28% of distributions and redemption proceeds payable to any individuals and certain other non-corporate shareholders who do not provide the Funds with a correct taxpayer identification number and certain required certifications or who are otherwise subject to backup withholding. Upon a redemption of Fund shares, a shareholder will ordinarily recognize a taxable gain or loss, subject to certain Federal tax rules.
     The foregoing is only a summary of some of the important Federal tax considerations generally affecting the Funds and shareholders. In addition to those considerations, there may be other Federal, state, local, or foreign tax considerations applicable to a particular investor. Prospective shareholders are therefore urged to consult their tax advisers with respect to the effects of the investment on their own tax situations.

                           Administrator, Shareholder
                              Servicing Agent and
                                 Transfer Agent
     The Funds employ PFPC Inc. as Administrator under an administration contract dated January 2, 1996, as amended (the "Administration Contract") to provide administrative services to the Funds. The services provided by the Administrator under the Administration Contract are subject to the supervision of the officers and Directors of The Needham Funds, Inc., and include day-to-day administration of matters related to the corporate existence of the Funds, maintenance of records and preparation of reports. Subject to certain waivers for these services, each Fund pays a monthly fee at the annual rate of 0.10% on the first $200 million of average daily net assets of the Fund, subject to annual minimums and varying percentages on assets above that amount.
     PFPC Inc. also provides various shareholder services made available to each shareholder, including performance of transfer agency and registrar functions and as dividend paying agent. PFPC Inc. acts as the Funds' shareholder servicing agent. The principal address of PFPC Inc. is 301 Bellevue Parkway, Wilmington, Delaware 19809.

[NEEDHAM FUNDS LOGO]

                                   Custodian
     PFPC Trust Company acts as custodian for the Funds. Its address is 301 Bellevue Parkway, Wilmington, Delaware 19809. Rules adopted under the Investment Company Act of 1940 permit the Funds to maintain non-U.S. securities and cash in the custody of certain eligible banks and securities depositories. Pursuant to these rules, the Funds' non-U.S. securities and cash are held by sub-custodians who have been approved by or under the delegated authority of the Board of Directors of The Needham Funds, Inc. in accordance with the rules of the Securities and Exchange Commission. Selection of the sub-custodians and any decision to invest in non-U.S. markets has been made following a consideration of a number of factors, including, but not limited to, the practices, procedures, internal controls and financial stability of the institution, the ability of the institution to perform capable custodial services for the Funds and provide reasonable care for the Funds' assets, the reputation and standing of the institution in its national market, the political and economic stability of the countries in which the sub-custodians will be located, and risks of potential nationalization or expropriation of the assets of the Funds. In addition, the Investment Company Act of 1940 requires that non-U.S. sub-custodians, among other requirements, have no lien on the assets of the Funds and maintain adequate accessible records.

                             Additional Information

Independent Registered Public Accounting Firm
     Ernst & Young LLP, 5 Times Square, New York, New York 10036, serves as the Funds' independent registered public accounting firm.
     Arthur Andersen LLP served as the Funds' independent auditors for the fiscal years ended December 31, 2000 and 2001. Arthur Andersen LLP's reports on the Funds' financial statements contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements with Arthur Andersen LLP on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Counsel

     Fulbright & Jaworski L.L.P., 666 Fifth Avenue, 31st Floor, New York, New York 10103, serves as the Funds' legal counsel.


                                                   [NEEDHAM FUNDS LOGO]

                              Financial Highlights

     The financial highlights table is intended to help you understand the GROWTH FUND'S financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2002, 2003 and 2004 has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Growth Fund's Annual Report, which is available without charge upon request. The information for the fiscal years ended December 31, 2000 and 2001 has been audited by the Fund's previous independent auditors, who have ceased operations.

                                                            NEEDHAM GROWTH FUND
                                                     FOR THE YEARS ENDED DECEMBER 31,
                                        2004          2003          2002          2001         2000
Net Asset Value, Beginning of
  Period........................      $  29.35      $  19.92      $  27.78      $  24.77      $ 26.47
                                      --------      --------      --------      --------      -------
Income From Investment
  Operations:
Net Investment Loss.............         (0.84)        (0.38)        (0.25)        (0.29)       (0.12)
Net Gain (Loss) on Securities
  (Realized and Unrealized).....          2.62          9.81         (7.61)         3.30         2.57
                                      --------      --------      --------      --------      -------
Total From Investment
  Operations....................          1.78          9.43         (7.86)         3.01         2.45
                                      --------      --------      --------      --------      -------
Contribution by Adviser.........          0.04            --            --            --           --
Less Distributions:
Net Investment Income...........            --            --            --            --           --
Net Realized Gains..............            --            --            --            --        (4.15)
                                      --------      --------      --------      --------      -------
Total Distributions.............            --            --            --            --        (4.15)
                                      --------      --------      --------      --------      -------
Net Asset Value, End of Year....      $  31.17      $  29.35      $  19.92      $  27.78      $ 24.77
                                      ========      ========      ========      ========      =======
Total Return....................          6.20%        47.34%       (28.29)%       12.15%        7.40%
Net Assets, End of Period
  (thousands)...................      $287,372      $364,320      $264,575      $348,387      $76,070
Ratios/Supplemental Data:
Ratio of Expenses to Average Net
  Assets........................          2.21%         2.16%         1.92%         1.94%(1)     2.19%(1)
Ratio of Expenses to Average Net
  Assets (excluding interest and
  dividend expense).............          1.78%         1.77%         1.75%         1.87%        2.19%
Ratio of Net Investment Income
  (Loss) to Average Net
  Assets........................         (1.51)%       (1.38)%       (1.01)%       (1.04)%      (1.07)%
Portfolio Turnover Rate.........            15%           42%           78%          150%         187%

(1) Unaudited

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 26

                              Financial Highlights

     The financial highlights table is intended to help you understand the AGGRESSIVE GROWTH FUND'S financial performance since inception. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned on an investment in the Aggressive Growth Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2002, 2003 and 2004 has been audited by Ernst & Young LLP, whose report, along with the Aggressive Growth Fund's financial statements, is included in the Aggressive Growth Fund's Annual Report, which is available without charge upon request. The information for the fiscal period ended December 31, 2001 has been audited by the Fund's previous independent auditors, who have ceased operations.

                         NEEDHAM AGGRESSIVE GROWTH FUND
                       FOR THE PERIOD ENDED DECEMBER 31,

                                                   2004          2003          2002         2001(1)
Net Asset Value, Beginning of Period.....         $ 11.51       $  9.09       $ 11.23       $ 10.00
                                                  -------       -------       -------       -------
Income From Investment Operations:
Net Investment Loss......................           (0.36)        (0.23)        (0.17)        (0.03)
Net Gain (Loss) on Securities (Realized
  and Unrealized)........................            1.70          2.65         (1.76)         1.26
                                                  -------       -------       -------       -------
Total From Investment Operations.........            1.34          2.42         (1.93)         1.23
                                                  -------       -------       -------       -------
Less Distributions:
Net Investment Income....................              --            --            --            --
Net Realized Gains.......................              --            --         (0.21)           --
                                                  -------       -------       -------       -------
Total Distributions......................              --            --         (0.21)           --
                                                  -------       -------       -------       -------
Net Asset Value, End of Period...........         $ 12.85       $ 11.51       $  9.09       $ 11.23
                                                  =======       =======       =======       =======
Total Return.............................           11.64%        26.62%       (17.15)%       12.30%+
Net Assets, End of Period (thousands)....         $17,000       $17,719       $14,273       $13,178
Ratios/Supplemental Data:
Ratio of Expenses to Average Net
  Assets**...............................            2.61%         2.52%         2.51%         2.57%*(2)
Ratio of Expenses to Average Net Assets
  (excluding interest and dividend
  expense)...............................            2.50%         2.50%         2.50%         2.50%*(2)
Ratio of Net Investment Income (Loss) to
  Average Net Assets**...................           (2.25)%       (2.24)%       (1.76)%       (1.23)%*
Portfolio Turnover Rate..................              64%           87%           58%           45%*

(1) Fund commenced operations on September 4, 2001.

(2) Unaudited

*  Annualized

+  Non-annualized

** Had certain waivers and reimbursements not been in effect, the ratio of expenses to average net assets, for the years ended December 31, 2004, 2003 and 2002 and the period ended December 31, 2001 would have been 3.15%, 3.22%, 2.78% and 4.12%, respectively, and the ratio of net investment income (loss) to average net assets, for the years ended December 31, 2004, 2003 and 2002 and the period ended December 31, 2001, would have been (2.79)%, (2.94)%, (2.03)% and (2.78)%, respectively.


                                                   [NEEDHAM FUNDS LOGO]

                              Financial Highlights

     The financial highlights table is intended to help you understand the SMALL CAP GROWTH FUND'S financial performance since inception. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned on an investment in the Small Cap Growth Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2003 and 2004 and the fiscal period ended December 31, 2002 has been audited by Ernst & Young LLP, whose report, along with the Small Cap Growth Fund's financial statements, is included in the Small Cap Growth Fund's Annual Report, which is available without charge upon request.

                         NEEDHAM SMALL CAP GROWTH FUND
                       FOR THE PERIOD ENDED DECEMBER 31,

                                                              2004          2003           2002(1)
Net Asset Value, Beginning of Period................         $ 16.84       $ 10.38         $10.00
                                                             -------       -------         ------
Income From Investment Operations:
Net Investment Loss.................................           (0.37)        (0.06)         (0.10)
Net Gain on Securities (Realized and Unrealized)....            2.11          6.52           0.48
                                                             -------       -------         ------
Total From Investment Operations....................            1.74          6.46           0.38
                                                             -------       -------         ------
Less Distributions:
Net Investment Income...............................              --            --             --
Net Realized Gains..................................           (0.05)           --             --
                                                             -------       -------         ------
Total Distributions.................................           (0.05)           --             --
                                                             -------       -------         ------
Net Asset Value, End of Period......................         $ 18.53       $ 16.84         $10.38
                                                             =======       =======         ======
Total Return........................................           10.34%        62.24%          3.80%+
Net Assets, End of Period (thousands)...............         $25,895       $27,616         $4,569
Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets**...........            2.52%         2.27%          2.50%*
Ratio of Expenses to Average Net Assets (excluding
  interest and dividend expense)....................            2.50%         2.26%          2.50%*
Ratio of Net Investment Income (Loss) to Average Net
  Assets**..........................................           (1.91)%       (1.68)%        (2.04)%*
Portfolio Turnover Rate.............................              68%           67%           107%*

(1) Fund commenced operations on May 22, 2002.

*  Annualized

+  Non-annualized

** Had certain waivers and reimbursements not been in effect, the ratio of expenses to average net assets, for the years ended December 31, 2004 and 2003 and the period ended December 31, 2002 would have been 2.63%, 3.25% and 6.06%, respectively, and the ratio of net investment income (loss) to average net assets, for the years ended December 31, 2004 and 2003 and the period ended December 31, 2002 would have been (2.02)%, (2.66)% and (5.60)%, respectively.

[NEEDHAM FUNDS LOGO]

                              Needham Growth Fund
                         Needham Aggressive Growth Fund
                         Needham Small Cap Growth Fund

                                   Prospectus

                                 April 26, 2005

     For investors who want more information about the Funds, the following documents are available upon request:

     Annual/Semi-Annual Reports: Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.

     Statement of Additional Information: The Funds' Statement of Additional Information ("SAI") provides more detailed information about the Funds and is incorporated into this Prospectus by reference, making it legally part of this Prospectus.

     The Funds' Annual Report, Semi-Annual Report and SAI are available, without charge, upon request by contacting the Funds' Transfer Agent, PFPC Inc., at 1-800-625-7071. Shareholder inquiries should be directed to The Needham Funds, Inc., c/o PFPC Inc., P.O. Box 9827, Providence, RI, 02940-8027. Correspondence sent by overnight courier should be sent to The Needham Funds, Inc., c/o PFPC Inc., 760 Moore Road, King of Prussia, PA 19406. Shareholders may also make inquiries regarding the Funds by telephone by calling 1-800-625-7071. The Funds make available the SAI and annual and semi-annual reports, free of charge, on the Funds' website at www.needhamfunds.com. The SAI, annual and semi-annual reports, and other information are available by e-mail request by sending an e-mail to webmail@needhamco.com.

     You also can review the Funds' reports and SAI at the Securities and Exchange Commission's Public Reference Room. Text-only copies can be obtained from the SEC for a fee by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102, 202-942-8090 or by electronic request at publicinfo@sec.gov. Copies also can be obtained free from the SEC's website at www.sec.gov.

      Investment Company Act

      File No. 811-9114

                             THE NEEDHAM FUNDS, INC.

                 -----------------------------------------------


                               NEEDHAM GROWTH FUND
                         NEEDHAM AGGRESSIVE GROWTH FUND
                          NEEDHAM SMALL CAP GROWTH FUND
                                 445 Park Avenue
                          New York, New York 10022-2606

                 -----------------------------------------------


      The Growth Fund seeks long-term capital appreciation by primarily investing in the equity securities of public companies with strong, above-average prospective long-term growth rates at value prices.

      The Aggressive Growth Fund seeks long-term capital appreciation by primarily investing in the equity securities of public companies with strong, above-average prospective long-term growth rates.

      The Small Cap Growth Fund seeks long-term, tax-efficient capital appreciation by primarily investing in equity securities of smaller growth companies which the Fund believes are trading at a discount to their underlying value yet have the potential for superior long-term growth.

      The Growth Fund, the Aggressive Growth Fund and the Small Cap Growth Fund are each a series of The Needham Funds, Inc., which is an open-end management investment company under the Investment Company Act of 1940.

--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                                 April 26, 2005

--------------------------------------------------------------------------------

      This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the Funds, dated April 26, 2005, a copy of which may be obtained at no charge by contacting the Funds' administrator, PFPC Inc., P.O. Box 9827, Providence, RI 02940-8027 or by calling 1-800-625-7071.

                                TABLE OF CONTENTS

                                                                                                                   PAGE
DESCRIPTION OF THE FUNDS AND INVESTMENT OBJECTIVES AND POLICIES.....................................................1

INVESTMENT RESTRICTIONS............................................................................................12

INVESTMENT ADVISER.................................................................................................15

THE DISTRIBUTOR AND DISTRIBUTION OF THE SHARES.....................................................................17

TRANSFER AGENCY, ADMINISTRATION SERVICES, FUND ACCOUNTING AND OTHER SERVICES.......................................20

PORTFOLIO MANAGERS.................................................................................................20

PORTFOLIO TRANSACTIONS AND BROKERAGE...............................................................................22

MANAGEMENT.........................................................................................................25

         Share Ownership...........................................................................................27

         Proxy and Corporate Action Voting Policies and Procedures.................................................27

         Codes of Ethics...........................................................................................28

         Remuneration..............................................................................................28

PURCHASE AND REDEMPTION OF SHARES..................................................................................28

NET ASSET VALUE....................................................................................................29

PERFORMANCE INFORMATION............................................................................................30

TAX-SHELTERED RETIREMENT PLANS.....................................................................................32

TAXES..............................................................................................................33

         Taxation of the Funds - In General........................................................................33

         Taxation of the Funds' Investments........................................................................34

         Taxation of the Shareholders..............................................................................35

ORGANIZATION AND CAPITALIZATION....................................................................................39

FINANCIAL STATEMENTS...............................................................................................42

         DESCRIPTION OF THE FUNDS AND INVESTMENT OBJECTIVES AND POLICIES

      The Needham Funds, Inc. is an open-end management investment company organized as a corporation under the laws of the State of Maryland on October 12, 1995. This Statement of Additional Information relates to the Growth Fund, the Aggressive Growth Fund and the Small Cap Growth Fund (each a "Fund" and together, the "Funds") which are each a series of The Needham Funds, Inc.

      The Needham Funds, Inc. is a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Funds are each offered on a no-load basis.

      The Growth Fund seeks long-term capital appreciation through investing in equity securities of growth companies with superior long-term growth rates. The Aggressive Growth Fund seeks long-term capital appreciation by primarily investing in equity securities of public companies with strong, above-average prospective long-term growth rates. Under normal conditions, each Fund invests at least 65% of its total assets in equity securities of domestic issuers listed on a nationally recognized securities exchange or traded on the Nasdaq System. The balance of each Fund's assets may be held in cash or invested in other securities, including equity securities of smaller companies, common stock equivalents (mainly securities exchangeable for common stock), options, futures and various corporate debt instruments.

      The Small Cap Growth Fund seeks long-term, tax-efficient capital appreciation by primarily investing in equity securities of smaller growth companies which the Fund believes are trading at a discount to their underlying value yet have the potential for superior long-term growth. Under normal conditions, the Fund invests at least 80% of its total assets in equity securities of domestic issuers listed on a nationally recognized securities exchange or traded on the Nasdaq System that have market capitalizations of $2 billion or less. The balance of the Fund's assets may be held in cash or invested in other securities, including equity securities of larger companies, common stock equivalents (mainly securities exchangeable for common stock), options, futures and various corporate debt instruments.

      In addition to the principal investment strategies and techniques and the principal risks of the Funds described in the Prospectus, the Funds may utilize other investment techniques and may be subject to the additional risks which are described below.

      DEBT SECURITIES

      The Funds may buy debt securities of all types issued by both domestic and foreign issuers, including government securities, corporate bonds and debentures, commercial paper, and certificates of deposit. Under normal conditions, the Growth Fund and the Aggressive Growth Fund may invest a maximum of 35% of its total assets in debt securities and the Small Cap Growth Fund may invest a maximum of 20% of its total assets in debt securities.

      LOWER-RATED DEBT SECURITIES

      The Funds may purchase lower-rated debt securities, sometimes referred to as "junk" or "high yield bonds" (those rated BB or lower by Standard & Poor's Corporation ("S&P") or Ba or lower by Moody's Investors Service, Inc. ("Moody's")). However, no more than 10% of each Fund's total assets (such 10% also being included in the 35% or 20% limitation, respectively, stated above) may be invested in non-investment grade debt securities. These securities are considered to be highly speculative, may have poor prospects of attaining investment standing and may be in default. Like those of other fixed-income securities, the value of lower-rated securities fluctuates in response to changes in interest rates. In addition, the values of such securities are also affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers.

      The lower ratings of certain securities held by the Funds reflect the greater possibility that adverse changes in the financial condition of the issuer, or in general economic conditions, or both may impair the ability of the issuer to make payments of interest and principal. A number of factors, including the ability of the issuer to make timely payments, could lessen liquidity and limit the Funds' ability to sell at prices approximating the values placed on such securities. In the absence of a liquid trading market for securities held by the Funds, it may be difficult to establish the fair market value of these securities. The rating assigned to a security by Moody's or S&P does not reflect an assessment of the volatility of the security's market value or of the liquidity of an investment in the security.

      Changes by recognized rating services in their ratings of any fixed-income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

      Issuers of lower-rated securities are often highly leveraged and, consequently, their ability to service their debt during an economic downturn or during sustained periods of rising interest rates may be impaired. In addition, such issuers may be unable to repay debt at maturity by refinancing. The risk of loss due to default is significantly greater because such securities frequently are unsecured and subordinated to senior indebtedness. Certain of the lower-rated securities in which the Funds may invest are issued to raise funds in connection with the acquisition of a company. The highly leveraged capital structure of such issuers may make them especially vulnerable to adverse changes in economic conditions.

      In order to enforce its rights in the event of a default under such securities, a Fund may be required to take possession of and manage assets securing the issuer's obligations on such securities. This may increase the Fund's operating expenses and adversely affect the Fund's net asset value. The Funds may also be limited in their ability to enforce their rights and may incur greater costs in enforcing their rights in the event an issuer becomes the subject of bankruptcy proceedings.

      OTHER DEBT SECURITIES

      Zero-coupon securities are debt securities which are usually issued at a deep discount and do not provide for payment of interest prior to maturity. Even though zero-coupon securities do not pay current interest in cash, the Funds are nonetheless required to accrue interest income on them and to distribute the amount of that interest at least annually to their respective shareholders. Thus, the Funds could be required at times to liquidate other investments in order to satisfy their distribution requirements.

      When other debt obligations are stripped of their unmatured interest coupons by the holder, the stripped coupons are sometimes sold separately. The principal or corpus is then sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Purchasers of stripped principal obligations acquire, in effect, discount obligations that are economically identical to zero-coupon bonds.

      INVESTING IN CONVERTIBLE SECURITIES

      The Funds may invest in convertible securities: that is, bonds, notes, debentures, preferred stocks and other securities which are convertible into common stocks. Investments in convertible securities may provide incidental income through interest and dividend payments and/or an opportunity for capital appreciation by virtue of their conversion or exchange features.

      Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes and, therefore, also tends to follow movements in the general market for equity securities. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

      As debt securities, convertible securities are investments which provide for a stream of income (or in the case of zero-coupon securities, accretion of income) with generally higher yields than common stocks. However, convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

      Convertible securities are generally subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities.

      INVESTING IN FOREIGN SECURITIES

      Certain of the Funds' investments may be of securities in issuers located in countries having repatriation restrictions. Investment in securities subject to repatriation restrictions of more than seven days will be considered illiquid securities and will be subject to each Fund's 15% limitation on investment in illiquid securities.

      Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Further, by investing in foreign securities, the Funds may encounter greater difficulties or be unable to pursue legal remedies or obtain judgments in foreign courts.

      Because foreign securities typically will be denominated in foreign currencies, the value of such securities to the Funds will be affected by changes in currency exchange rates and in exchange control regulations and costs will be incurred in connection with conversions between currencies. A change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Funds' securities denominated in that currency. Such changes will also affect the Funds' income and distributions to shareholders. The Funds may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations and the Funds therefore may engage in certain foreign currency hedging strategies. Such hedging strategies may include the purchase and sale of foreign currencies on a spot or forward basis or the purchase and sale of options or futures contracts with respect to foreign currencies. Such strategies involve certain investment risks and transaction costs to which the Funds might not otherwise be subject. These risks include dependence on the Adviser's ability to predict movements in exchange rates, as well as the difficulty of predicting, and the imperfect movements between, exchange rates and currency hedges.

      Investments may be made from time to time in companies in developing countries as well as in developed countries. Although there is no universally accepted definition, a developing country is generally considered by the Adviser to be a country which is in the initial state of industrialization. Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to unstable governments, economies based on only a few industries and securities markets which trade a small number of securities. Securities markets of developing countries tend to be more volatile than the markets of developed countries; however, such markets have in the past provided the opportunity for higher rates of return to investors. There are substantial risks involved in investing in securities issued by developing country companies which are in addition to the usual risks inherent in foreign investments. Some countries in which the Funds may invest may have fixed or managed currencies. Further, certain currencies may not be traded internationally. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluations in the currencies in which a Fund's portfolio securities are denominated may have a detrimental impact on that Fund.

      With respect to certain foreign countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could affect investment in those countries. There may be less publicly available information about a foreign financial instrument than about a U.S. instrument and foreign entities may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to those of the U.S. There is generally less government supervision and regulation for exchanges, financial institutions and issuers in foreign countries than there is in the U.S. Moreover, certain foreign investments may be subject to foreign withholding taxes. Foreign markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Funds are uninvested and no return is earned thereon. The inability of the Funds to make intended securities purchases due to settlement problems could cause the Funds to miss attractive investment opportunities. Inability of the Funds to dispose of a security due to settlement problems could also result either in losses to the Funds due to subsequent declines in value of the security or, if the Funds have entered into a contract to sell the securities, could result in possible liability to the purchaser.

      Foreign securities such as those purchased by the Funds may be subject to foreign government taxes, higher custodian fees and dividend collection fees which could reduce the yield on such securities. Trading in futures contracts traded on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities.

      FOREIGN CURRENCY TRANSACTIONS

      Under normal circumstances, consideration of the prospects for currency exchange rates will be incorporated into the long-term investment decisions made for the Funds with regard to overall diversification strategies. Although the Funds value their respective assets daily in terms of U.S. dollars, they do not intend physically to convert their holdings of foreign currencies into U.S. dollars on a daily basis. The Funds may do so from time to time and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate while offering a lesser rate of exchange should that Fund desire to resell that currency to the dealer. Each Fund may use forward contracts, along with futures contracts and put and call options, to "lock in" the U.S. dollar price of a security bought or sold and as part of its overall hedging strategy. The Funds will conduct their foreign currency exchange transactions, either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through purchasing put and call options on, or by entering into, futures contracts or forward contracts to purchase or sell foreign currencies. See "Forward Foreign Currency Exchange Contracts" and "Futures and Options Transactions."

      It is impossible to forecast the market value of a particular portfolio security at the expiration of the contract. Accordingly, it may be necessary for the Funds to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Funds are obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.

      If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward currency contract prices. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

      FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

      The Funds may enter into forward contracts as a hedge against future fluctuations in foreign exchange rates. A forward foreign currency exchange contract ("forward contract") involves an obligation to purchase or sell a fixed amount of U.S. dollars or foreign currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at the price set at the time of the contract. Unlike foreign currency futures contracts, which are standardized exchange-traded contracts, forward currency contracts are usually traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

      The Funds may enter into forward contracts under various circumstances. For example, a Fund may enter into a forward contract for the purchase or sale of a security denominated in a foreign currency in order to "lock-in" the price of the security in U.S. dollars or some other foreign currency which the Fund is holding. By entering into a forward contract for the purchase or sale of a fixed amount of U.S. dollars or other currency for the amount of foreign currency involved in the underlying security transactions, a Fund will be able to protect itself against any adverse movements in exchange rates between the time the security is purchased or sold and the date on which payment is made or received. The Funds may also purchase a forward contract to hedge against an anticipated rise in a currency versus the U.S. dollar or other currency, pending investment in a security denominated in that currency.

      The Funds may enter into a forward contract to sell or purchase, for a fixed amount of U.S. dollars or other currency, an amount of foreign currency other than the currency in which the securities to be hedged or purchased are denominated approximating the value of some or all of the portfolio securities to be hedged or purchased. This method of hedging, called cross-hedging, will be used when it is determined that the foreign currency in which the portfolio securities are denominated has insufficient liquidity or is trading at a discount as compared with some other foreign currency with which it tends to move in tandem. The Funds are permitted to enter into forward contracts with respect to currencies in which certain of their respective portfolio securities are denominated and on which options have been written.

      In certain of the above circumstances a Fund may have realized fewer gains than had that Fund not entered into the forward contracts. Moreover, the precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.

      PFPC Trust Company, the Funds' Custodian, will place cash or liquid equity or debt securities into a segregated account of each Fund in an amount equal to the value of that Fund's total assets committed to the consummation of forward foreign currency contracts. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of that Fund's commitments with respect to such contracts. At maturity of a forward currency contract, the Fund may either sell the portfolio security and make delivery of the foreign currency or it may retain the security and terminate its contractual obligation to deliver the foreign currency prior to maturity by purchasing an "offsetting" contract with the same currency trade obligating it to purchase, on the same maturity date, the same amount of the foreign currency. There can be no assurance, however, that a Fund will be able to effect such a closing purchase transaction.

      FUTURES AND OPTIONS TRANSACTIONS

      The use of financial futures contracts and options on such futures contracts may reduce the Funds' exposure to fluctuations in the prices of portfolio securities and may prevent losses if the prices of such securities decline. Similarly, such investments may protect the Funds against fluctuations in the value of securities in which the Funds are about to invest.

      The use of financial futures contracts and options on such futures contracts as hedging instruments involves several risks. First, there can be no assurance that the prices of the futures contracts or options and the hedged security will move as anticipated. If prices do not move as anticipated, the Funds may each incur a loss on their respective investment. Second, investments in options, futures contracts and options on futures contracts may reduce the gains which would otherwise be realized from the sale of the underlying securities which are being hedged. Third, the effective use of options and futures contracts also depends on the Funds' ability to terminate options and futures positions as desired. There can be no assurance that there will be a sufficiently liquid market for the Funds to effect closing transactions at any particular time or at an acceptable price. If a Fund cannot close a futures position, or if limitations imposed by an exchange or board of trade on which futures contracts are traded prevent that Fund from closing out a contract, that Fund may incur a loss or may be forced to make or take delivery of the underlying securities or currencies at a disadvantageous time.

      In addition, the purchase or sale of futures contracts or sale of options on futures contracts involve the risk that the Funds could lose more than the original margin deposit required to initiate the transaction. The purchase of options on futures contracts involves less potential risk than the purchase or sale of futures contracts because the maximum amount at risk is the premium paid for the options plus transaction costs. Although the maximum amount at risk when the Funds purchase an option on a security, currency, index or futures contract is the premium paid for the option plus transaction costs, there may be circumstances when the purchase of an option would result in a loss to the Funds, whereas the purchase of the underlying security, currency or futures contract would not, such as when there is no movement in the level of the underlying security, currency or futures contract. The value of an options or futures position relating to a non-U.S. currency may vary with changes in the value of either the currency involved or the U.S. dollar or both and has no relationship to the investment merits of individual non-U.S. securities held in a hedged investment portfolio.

      The Funds may write covered call options on underlying portfolio securities, whether equity or debt, on stock or bond indices and on currencies in which the Funds invest. Covered call writing may be used for hedging purposes and for closing long call positions and for achieving incremental income. A call option will be considered covered for a particular Fund if that Fund (i) owns the security or currency underlying the written option, (ii) holds a call option on the underlying security, currency or index with a similar exercise price or
(iii) maintains sufficient cash, cash equivalents or liquid high-grade securities sufficient to cover the market value of the option.

      The Funds may also write covered put options. This technique will be used when a Fund seeks to purchase a security, or group of securities in the case of an index option, at a price equal to or less than the prevailing market price at the time of the put sale. The Funds may also sell covered puts for achieving incremental income. A put will be considered covered for a particular Fund if that Fund (i) maintains cash, cash equivalents or liquid, high-grade debt obligations sufficient to cover the exercise price of the option, (ii) holds a put option on the underlying security with an exercise price equal to or greater than the exercise price of the written put or (iii) where the exercise price of the purchased put is lower than that of the written put, the Fund maintains sufficient cash, cash equivalents or liquid high-grade debt obligations equal to the difference. Puts may also be written in order to close long put positions. In calculating the 5% limitation on options, futures and forward transactions, other than for hedging purposes, each Fund shall include the premiums paid on options and options on futures (excluding in-the-money amounts on such options) and the initial margin deposits on its futures positions.

      In order to fix the cost of future purchases, the Funds may purchase calls on equity and debt securities that the Adviser intends to include in the Funds' portfolios. Calls may also be used to participate in an anticipated price increase of a security without taking on the full risk associated with actually purchasing the underlying security. The Funds may purchase puts to hedge against a decline in the market value of portfolio securities.

      REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS

      The Funds will only enter into repurchase agreements where (i) the underlying securities are of the type which the Funds' investment policies would allow the Funds to purchase directly, (ii) the market value of the underlying security, including accrued interest, will at all times be equal to or exceed the value of the repurchase agreement, and (iii) payment for the underlying securities is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. A Fund will not enter into a repurchase agreement with a maturity of more than seven business days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities.

      The Funds may enter into reverse repurchase agreements in which the Funds sell securities and agree to repurchase them at a mutually agreed date and price. Generally, the Funds will be able to keep the interest income associated with those portfolio securities while the securities reside with the other party to the agreement. Such transactions are advantageous to a Fund if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of otherwise obtaining the cash raised through the transaction.

      Reverse repurchase agreements involve the risk that the market value of the securities that the Funds are obligated to repurchase under the agreement may decline below the repurchase price. In the event the other party under a reverse repurchase agreement becomes bankrupt or insolvent, the Funds' use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds' obligation to repurchase the securities.

      SECURITIES LENDING

      The Funds may lend their respective portfolio securities, provided that with regard to each Fund (i) the loan is secured continuously by collateral consisting of U.S. Government securities, cash, or cash equivalents adjusted daily to have a market value at least equal to the current market value of the securities loaned, (ii) the Fund may at any time call the loan and regain the securities loaned, (iii) the Fund will receive any interest or dividends paid on the loaned securities, and (iv) the aggregate market value of securities loaned will not at any time exceed such percentage of the total assets of the Fund as the Directors may establish, but not to exceed 20%, including repurchase agreements. In addition, it is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan.

      Before a Fund enters into a loan, the Adviser considers the relevant facts including the creditworthiness of the borrower. The risks in lending portfolio securities consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

      INDEXED SECURITIES

      The Funds may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. The performance of indexed securities largely depends on the performance of the security, currency, commodity or other instrument to which they are indexed, as well as general economic factors in the U.S. or abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instrument itself.

      ADDITIONAL RISKS ASSOCIATED WITH HEDGING INSTRUMENTS

      The Funds' ability to hedge effectively all or a portion of their securities depends upon the ability of the Adviser to predict correctly the degree to which price movements of securities held in the Funds' portfolios correlate to the price movements of the relevant hedging instruments. In addition, the effectiveness of any hedging strategy using index options, index futures, interest rate options or interest rate futures depends upon the correlation between the components of the underlying index and the securities held by the Funds.

      OTHER PERMITTED INVESTMENTS

      The Funds may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act and applicable rules thereunder. As a shareholder of another investment company, each Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses thus would be in addition to the advisory fees and other expenses that each Fund bears in connection with its own operations.

      The Funds may also purchase or sell portfolio securities on a when-issued or delayed delivery basis in compliance with applicable 1940 Act guidelines. When-issued or delayed delivery transactions involve a commitment by a Fund to purchase or sell securities with payment and delivery to take place in the future in order to secure what is considered to be an advantageous price or yield to that Fund at the time of entering into the transaction.

      Each Fund may also invest up to 15% of its net assets in illiquid securities, including restricted securities, (i.e., securities that are not readily marketable without registration under the Securities Act of 1933 (the "1933 Act")) and other securities that are not readily marketable. The Funds may purchase restricted securities that can be offered and sold to "qualified institutional buyers" under Rule 144A of the 1933 Act, and the Board of Directors of The Needham Funds, Inc. may determine, when appropriate, that specific Rule 144A securities are liquid and not subject to the 15% limitation on illiquid securities.

      PORTFOLIO HOLDINGS

      The Adviser and the Funds maintain portfolio holdings disclosure policies that govern the disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. These portfolio holdings disclosure policies have been approved by the Board of Directors of the Funds. Disclosure of the Funds' complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov or by contacting PFPC Inc., P.O. Box 9827, Providence, RI 02940-8027 or by calling 1-800-625-7071.

      From time to time, fund-rating companies such as Morningstar, Inc. may request complete portfolio holdings information in connection with rating the Funds. The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information. To prevent such parties from potentially misusing portfolio holdings information, the Funds' Chief Compliance Officer will generally only permit the disclosure of such information as of the end of the most recent calendar quarter, with a lag of at least thirty days. In addition, the Funds' Chief Compliance Officer may grant exceptions to permit additional disclosure of portfolio holdings information at differing times on a case-by-case basis, generally with a lag of at least thirty days, to rating agencies, provided that
(i) the recipient is subject to a confidentiality agreement, which includes a duty not to purchase or sell the Funds or the Funds' portfolio holdings before the portfolio holdings become public, (ii) the recipient will utilize the information to reach certain conclusions about the investment characteristics of the Funds and will not use the information to facilitate or assist in any investment program, and (iii) the recipient will not provide access to this information to third parties, other than the Funds' service providers who need access to such information in the performance of their contractual duties and responsibilities, and are subject to duties of confidentiality.

         In addition, the Funds' service providers, such as their custodian, fund administrator, fund accounting, legal counsel and transfer agent, who are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law or contract, may receive portfolio holdings information in connection with their services to the Funds.

         The furnishing of non-public portfolio holdings information to any third party (other than authorized governmental and regulatory personnel) requires the approval of the Adviser's Chief Compliance Officer. The Adviser will approve the furnishing of non-public portfolio holdings to a third party only if the furnishing of such information is believed to be in the best interest of the Funds and their shareholders. No consideration may be received by the Funds, the Adviser, any affiliate of the Adviser or their employees in connection with the disclosure of portfolio holdings information. There are currently no ongoing arrangements to make available information about the Funds' portfolio securities, other than as described above. The Board receives and reviews annually a list of the persons who receive non-public portfolio holdings information and the purpose for which it is furnished. The Board continually monitors any dissemination of the Funds' portfolio holdings information to address potential conflicts of interest that could arise between the interests of the Funds' shareholders and the interests of the Adviser or its affiliates.

                             INVESTMENT RESTRICTIONS

      The following investment restrictions have been adopted by each Fund as fundamental policies and may only be changed with regard to each Fund by the affirmative vote of a majority of that Fund's outstanding shares. The term "majority of that Fund's outstanding shares" means the vote of (i) 67% or more of that Fund's shares present at a meeting, if the holders of more than 50% of the outstanding shares of that Fund are present or represented by proxy, or (ii) more than 50% of that Fund's outstanding shares, whichever is less.

      These investment restrictions provide that each Fund may not:

      1. Make investments for the purpose of exercising control or management of the issuer;

      2. Purchase or sell real estate or real estate mortgage loans (provided that such restriction shall not apply to securities secured by real estate or an interest therein or issued by companies which invest in real estate or interests therein), commodities or commodity contracts (except that the Fund may deal in forward foreign exchange between currencies and the Fund may purchase and sell interest rate and currency options, futures contracts and related options and indexed notes and commercial paper), or interests or leases in oil, gas or other mineral exploration or development programs (provided that such restriction shall not apply to securities issued by companies which invest in oil, gas or other mineral exploration or development programs);

      3. Except as described in the Prospectus, purchase any securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities (the deposit or payment by a Fund of initial or variation margin in connection with futures contracts or options transactions is not considered the purchase of a security on margin);

      4. Borrow amounts and pledge assets in connection therewith in excess of 25% of its total assets taken at market value (including the amount borrowed), and then only from banks as a temporary measure, including to meet redemptions or to settle securities transactions and provided further that no additional investments shall be made while borrowings exceed 5% of total assets;

      5. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from making any otherwise permissible borrowings, mortgages or pledges, short sales, or entering into permissible reverse repurchase agreements, and options and futures transactions;

      6. Underwrite any issuance of securities (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the 1933 Act in the disposition of restricted securities);

      7. Make loans of its securities exceeding 20% of its total assets; and

      8. Invest 25% or more of its net assets in one or more issuers conducting their principal business in the same industry.

      As matters of non-fundamental policy, each Fund may not:

      1. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization, or if immediately thereafter not more than (i) 3% of the total outstanding voting stock of any one such company is owned by the Fund, (ii) 5% of the Fund's total assets, taken at market value, would be invested in any one such company, or (iii) 10% of the Fund's total assets, taken at market value, would be invested in such companies' securities. Any purchase by a Fund of securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization, shall be made in the open market where no commission results other than customary brokerage commissions;

      2. With respect to 50% of the value of its total assets, invest more than 25% of the value of its total assets in the securities of one issuer, and with respect to the other 50% of the value of its total assets, invest more than 5% of the value of its total assets in the securities of one issuer or acquire more than 10% of the outstanding voting securities of a single issuer. This restriction shall not apply to U.S. Government securities;

      3. With respect to 75% of the value of its total assets, purchase more than 10% of the outstanding voting securities of any issuer;

      4. Sell short securities the underlying value of which exceeds 25% of the value of the net assets of the Fund. Any short sale up to such limit must be fully collateralized and each Fund will also limit its short sales in any one issuer's securities to 2% of the value of the Funds' net assets and will not sell short more than 2% of any one class of the issuer's securities.

      5. Invest in real estate limited partnerships not traded on a national securities exchange, except that a Fund may purchase or sell securities issued by entities engaged in the real estate industry or instruments backed by real estate;

      6. Invest in warrants (other than warrants acquired by the Fund as a part of a unit or attached to securities at the time of purchase) if, as a result, such investment (valued at the lower of cost or market value) would exceed 5% of the value of the Fund's net assets, provided that any warrants in which the Fund is short "against the box" will be netted for purposes of this 5% limitation; and

      7. Invest more than 35% (20% in the case of the Small Cap Growth Fund) of its total assets in debt securities and invest more than 10% of its total assets in non-investment grade debt securities (such 10% limitation to be included in the 35% (20% in the case of the Small Cap Growth Fund) limitation).

      These restrictions are not fundamental policies and may be changed with respect to any Fund by the Board of Directors without a shareholder vote, to the extent permitted by applicable law including rules of the Securities and Exchange Commission. Except as otherwise may be specifically stated herein, the Funds' other investment policies stated in this Statement of

Additional Information and in the Prospectus are not considered fundamental and may be changed by the Board of Directors at any time without a shareholder vote if and to the extent any such changes are consistent with the requirements of the 1940 Act.

         If a percentage restriction is adhered to at the time of the investment, a later increase or decrease in percentage resulting from a change in values of portfolio securities or amount of net assets will not be considered a violation of any of the foregoing restrictions. The affected Fund shall, however, reduce its holdings of illiquid securities in an orderly fashion in order to maintain adequate liquidity.

                               INVESTMENT ADVISER

      The investment adviser of the Funds is Needham Investment Management L.L.C. (the "Adviser"), a Delaware limited liability company, pursuant to a Restated Investment Advisory Agreement with The Needham Funds, Inc., dated as of October 21, 2004, together with the Fee Waiver Agreement between the Funds and the Adviser (the "Advisory Agreement"). The Adviser furnishes investment programs for the Funds and determines, subject to the overall supervision and review of the Board of Directors, what investments should be purchased, sold and held. The Adviser is ninety-nine percent (99%) owned by Needham & Company, LLC, which is wholly-owned by Needham Holdings, LLC (which in turn is wholly-owned by the parent holding company, The Needham Group, Inc.). Mr. Needham may be deemed to be a control person of Needham & Company, LLC based upon his position as an officer, director and/or stockholder of that entity or a controlling entity. See "Management" and "The Distributor and Distribution of the Shares" in this Statement of Additional Information.

      Under the terms of the Advisory Agreement, and at the direction of the Board of Directors, the Adviser maintains records and furnishes or causes to be furnished all required reports or other information concerning the Funds to the extent such records, reports and other information are not maintained by the Funds' Administrator, Shareholder Servicing Agent, Custodian or other agents.

      The Adviser provides the Funds with office space, facilities and certain business equipment and provides the services of consultants and executive and clerical personnel for administering the affairs of the Funds. The Adviser compensates all executive and clerical personnel and Directors of The Needham Funds, Inc. if such persons are employees or affiliates of the Adviser or its affiliates.

      The expenses borne by each Fund include: the charges and expenses of the shareholder servicing and dividend disbursing agent; custodian fees and expenses; legal and auditors' fees and expenses; brokerage commissions for portfolio transactions; taxes, if any; the advisory fee; extraordinary expenses (as determined by the Board of Directors of The Needham Funds, Inc.); expenses of shareholder and Director meetings, and of preparing, printing and mailing proxy statements, reports and other communications to shareholders; expenses of preparing and setting in type prospectuses and periodic reports and expenses of mailing them to current shareholders; expenses of registering and qualifying shares for sale (including compensation of the Adviser's employees in relation to the time spent on such matters); expenses relating to the Amended and Restated Plan of Distribution ("the Plan"); fees of Directors who are not "interested persons" of the Adviser; membership dues of the Investment Company Institute; fidelity bond and errors and omissions insurance premiums; the cost of maintaining the books and records of that Fund; and any other charges and fees not specifically enumerated as an obligation of the Distributor (as hereinafter defined) or Adviser.

      The fee payable by each Fund to the Adviser will be reduced to the extent expenses of that Fund exceed certain limits as specified in the Prospectus.

      For the fiscal years ended December 31, 2004, December 31, 2003 and December 31, 2002, the Growth Fund's advisory fees were $4,054,328, $3,835,899 and $4,305,436, respectively. For the fiscal years ended December 31, 2004, December 31, 2003 and December 31, 2002, the Aggressive Growth Fund's advisory fees were $210,574, $189,531 and $198,898, respectively and the Adviser reimbursed to that Fund or waived other expenses in the amount of $91,605, $106,094 and $43,294, respectively. For the fiscal years ended December 31, 2004 and December 31, 2003 and the fiscal period ended December 31, 2002, the Small Cap Growth Fund's advisory fees were $315,474, $159,787 and $27,600, respectively, and the Adviser reimbursed to that Fund or waived other expenses in the amount of $27,175, $128,560 and $78,601, respectively. The advisory fee is accrued daily and paid monthly and is subject to the terms of the Fee Waiver Agreement with respect to the Aggressive Growth Fund and the Small Cap Growth Fund.

      On October 21, 2004, at a meeting called for the purpose of voting on such approval, the Board of Directors, including all of the Directors who are not parties to the Advisory Agreement or interested persons of any such party (the non-interested Directors), approved the continuance of the Advisory Agreement for the Funds. In so doing, the Board studied materials specifically relating to the Advisory Agreement provided by the Adviser and counsel to the Funds. The Board considered a variety of factors, including the following:

      The Board considered the nature, extent and quality of the services to be provided by the Adviser to the Funds pursuant to the Advisory Agreement, including the Adviser's competence and integrity; research capabilities; implementation and enforcement of compliance procedures and financial reporting controls; and adherence to the Funds' investment objectives, policies and restrictions. The Board also reviewed information provided by the Adviser as to its methodology, research and analysis, including, but not limited to, its company visits, which it employs in selecting securities for the Funds. The Board concluded that the Adviser fulfilled all of the foregoing factors and responsibilities in accordance with its obligations under the Advisory Agreement.

      The Board also evaluated the investment performance of the Funds relative to the Russell 2000 Index, the S&P 400 Midcap Index, the S&P 500 Index and the Nasdaq Composite Index over the last year, three years (with respect to the Growth Fund and the Aggressive Growth Fund), five years (with respect to the Growth Fund) and since inception. The Board noted that the Growth Fund and the Small Cap Growth Fund generally outperformed the major indices which are used as benchmarks over the longer-term, and generally underperformed the major indices during more recent periods, and the Aggressive Growth Fund underperformed the major indices which are used as benchmarks during a majority of the relevant periods.

      Additionally, the Board reviewed information on the fee structure of the Advisory Agreement, including the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates from their relationship with the Funds, as evidenced by the Adviser's profitability analysis. The profitability analysis consisted of revenues and expenses by category and profit or loss for the year ended December 31, 2003. The Board also reviewed comparisons of the rates of compensation paid to managers of funds in each Fund's peer group and Lipper data relating to average expenses and advisory fees for the funds comparable in size, character and investment strategy to the Funds. Based on the information provided, the Board determined that the Funds' fee structure is slightly higher than the average of its respective peer funds, but is still competitive with its peer group.

      The Board considered the Funds' net investment advisory fees, 12b-1 fees, marketing expenses, rent expenses, professional fees and other expenses, compensation expenses and total expenses. The Board also considered the amount and nature of fees paid by shareholders. The Board considered the fact that the Adviser has agreed to waive a portion of its fees and noted that the fee waiver could be discontinued at any time after December 31, 2005.

      The Adviser provided information on peer-group comparisons consisting of mid-cap growth, mid-cap value, mid-cap blend, small growth, small value, small blend and specialty-technology funds. The materials compared each Fund's assets under management; total expenses; whether a fund charges a sales load; and Morningstar rating for the three years, five years and overall. It was noted that the Funds' management fees and expense ratio are within the average range compared to its respective peer funds.

      The Board considered the issue of economies of scale and noted that, given the small size and lack of growth in assets, consideration of fee breakpoints was premature.

      Based on its evaluation of all material aspects of the Advisory Agreement, including the foregoing factors and such other information believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, the Board, including all of the non-interested Directors voting separately, concluded that the continuation of the Advisory Agreement would be in the best interest of the Funds' shareholders, and determined that the compensation to the Adviser provided for in the Advisory Agreement is fair and reasonable.

      The Advisory Agreement provides that it shall continue in effect from year to year with respect to each Fund after its initial two-year term as long as it is approved at least annually (i) by a vote of a majority of the outstanding voting securities of each Fund (as defined in the 1940 Act) or (ii) by a vote of a majority of the Directors of The Needham Funds, Inc., on behalf of each Fund, including a vote of a majority of the Directors who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated on 60 days written notice by either party and will terminate automatically if it is assigned within the meaning of the 1940 Act.

                 THE DISTRIBUTOR AND DISTRIBUTION OF THE SHARES

      Shares of the Funds are offered on a continuous basis and are currently distributed through Needham & Company, LLC, 445 Park Avenue, New York, New York 10022 (the "Distributor"). The Board of Directors of The Needham Funds, Inc. has approved a Distribution and Services Agreement (the "Distribution Agreement") appointing the Distributor as a distributor of shares of the Funds.

      The Distribution Agreement provides that the Distributor will bear the cost and expense of printing and distributing any materials not prepared by the Funds and other materials used by the Distributor in connection with its offering shares of the Funds. Each Fund will pay all fees and expenses in connection with registering and qualifying its shares under Federal and state securities laws.

      To compensate the Distributor and other service providers for the distribution and/or shareholder-related services provided by them, each Fund has adopted the Plan pursuant to Rule 12b-1 under the 1940 Act. Fees paid by the Funds under the Plan will be used for promotional, distribution and shareholder-related services incurred only during the applicable year. Pursuant to the Plan, the service providers are required to provide the Funds at least quarterly with a written report of the amounts expended under the Plan and the purpose for which such expenditures were made. The Board of Directors of The Needham Funds, Inc. reviews such reports on a quarterly basis.

      The Plan has been approved on behalf of each Fund by the Board of Directors of The Needham Funds, Inc., including a majority of the Directors who are not "interested persons" of The Needham Funds, Inc. and who have no direct or indirect financial interest in the operation of the Plan. The Plan continues in effect as to each Fund, provided such continuance is approved annually by a vote of the Directors in accordance with the 1940 Act. Information with respect to distribution revenues and expenses will be presented to the Directors each year for their consideration in connection with their deliberations as to the continuance of the Plan. In the review of the Plan, the Directors will be asked to take into consideration expenses incurred in connection with the distribution of shares. The Plan may not be amended to increase materially the amount to be spent for the services described therein with respect to any Fund without approval of the shareholders of that Fund, and all material amendments of the Plan must also be approved by the Directors in the manner described above. The Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Directors who are not "interested persons" of The Needham Funds, Inc. and who have no direct or indirect financial interest in the operation of the Plan, or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act) on not more than 30 days written notice to any other party to the Plan. The Plan will automatically terminate in the event of its assignment (as defined in the 1940 Act). So long as the Plan is in effect, the election and nomination of Directors who are not "interested persons" of The Needham Funds, Inc. shall be committed to the discretion of the Directors who are not "interested persons." The Directors have determined that, in their judgment, there is a reasonable likelihood that the Plan will benefit the Funds and their respective shareholders. The Funds will preserve copies of the Plan and any agreement or report made pursuant to Rule 12b-1 under the 1940 Act, for a period of not less than six years from the date of the Plan or such agreement or report, the first two years in an easily accessible place.

      The Funds have entered into service agreements with the Distributor and other entities. Though the terms of the Funds' agreements vary, service providers generally are required to provide various shareholder services to the Funds, including records maintenance, shareholder communications, transactional services, tax information and reports, and facilitation of purchase and redemption orders. Payments generally are made under the Plan at the annual rate of 0.25% of the value of each Fund's shares held in accounts maintained by each such service provider. In the case of certain of the Funds' agreements, the Adviser is required to pay an additional 0.10%

(or other percentage) of the value of all Fund shares held in such accounts. The Funds are required to make these payments to its service providers regardless of any actual expenses incurred by them.

      The Growth Fund incurred total expenses of $809,642, $764,981 and $860,683 during fiscal years 2004, 2003 and 2002, respectively, under its agreements with the Distributor and other service providers. During fiscal year 2004, the Growth Fund incurred $169,863 to the Distributor, $158,476 to Fidelity and $294,301 to Schwab. During fiscal year 2003, the Growth Fund incurred $159,084 to the Distributor, $163,502 to Fidelity and $281,352 to Schwab. During fiscal year 2002, the Growth Fund incurred $171,883 to the Distributor, $202,781 to Fidelity and $322,467 to Schwab.

      The Aggressive Growth Fund incurred total expenses of $41,914, $37,962 and $39,804 during fiscal years 2004, 2003 and 2002, respectively, under its agreements with the Distributor and other service providers. During fiscal year 2004, the Aggressive Growth Fund paid $26,166 to the Distributor and $13,104 to Bear Stearns. During fiscal year 2003, the Aggressive Growth Fund paid $25,643 to the Distributor and $10,608 to Bear Stearns. During fiscal year 2002, the Aggressive Growth Fund paid $28,957 to the Distributor and $9,376 to Bear Stearns.

      The Small Cap Growth Fund incurred total expenses of $63,107, $32,799 and $5,589 during fiscal years 2004 and 2003 and fiscal period 2002, respectively, under its agreements with the Distributor and other service providers. During fiscal year 2004, the Small Cap Growth Fund paid $20,737 to the Distributor and $15,378 to Schwab. During fiscal year 2003, the Small Cap Growth Fund paid $9,311 to the Distributor and $8,185 to Fidelity. During fiscal period 2002, the Small Cap Growth Fund paid $3,230 to the Distributor and $1,591 to Bear Stearns.

      During the last fiscal year, the Funds paid or incurred the following amounts for the following services under the Plan:

                                                                                                         Aggressive        Small Cap
                                                                                        Growth             Growth           Growth
                                                                                         Fund               Fund             Fund
Advertising ...............................................................           $     --           $     --          $     --

Printing and mailing prospectus to other than current
shareholders ..............................................................                 --                 --                --

Compensation to broker-dealers ............................................           $809,642           $ 41,914          $ 63,107

Compensation to sales personnel ...........................................                 --                 --                --

Other .....................................................................                 --                 --                --

                    TRANSFER AGENCY, ADMINISTRATION SERVICES,
                       FUND ACCOUNTING AND OTHER SERVICES

      PFPC Inc. has been retained to perform shareholder servicing, dividend paying, registrar and transfer agent functions for the Funds pursuant to an agreement with The Needham Funds, Inc. PFPC Inc. has also been retained pursuant to a separate agreement to perform certain Fund and shareholder accounting and administrative functions. Subject to certain waivers, each Fund pays a monthly fee at the annual rate of 0.10% on the first $200 million of its average daily net assets and varying percentages on assets above such amount. For the fiscal years ended December 31, 2004, 2003 and 2002, respectively, the Growth Fund accrued $323,250, $310,155 and $334,541 in transfer agency, administration and accounting fees. For the fiscal years ended December 31, 2004, 2003 and 2002, respectively, the Aggressive Growth Fund accrued $115,000, $114,996 and $88,165 in transfer agency, administration and accounting fees. For the fiscal years ended December 31, 2004 and 2003 and the fiscal period ended December 31, 2002, respectively, the Small Cap Growth Fund accrued $115,000, $109,249 and $20,125 in transfer agency, administration and accounting fees. The principal business address of PFPC Inc. is 301 Bellevue Parkway, Wilmington, DE 19809.

                               PORTFOLIO MANAGERS

         The following table shows information regarding other accounts managed by each portfolio manager as of December 31, 2004.

Name of                Category           Number of        Total Assets in   Number of             Total Assets in
Portfolio                                 Accounts         Accounts          Accounts Where        Accounts Where
Manager                                                                      Advisory Fee is       Advisory Fee is
                                                                             Based on Account      Based on Account
                                                                             Performance           Performance
Vincent E.            Registered              2             $313,267,381      0                      0
Gallagher             Investment
                      Companies

                      Other Pooled            0              0                0                      0
                      Investment
                      Vehicles

                      Other Accounts          0              0                0                      0



James K.              Registered              2             $304,372,545      0                      0
Kloppenburg           Investment
                      Companies

                      Other Pooled            4             $464,180,412      4                      $464,180,412
                      Investment
                      Vehicles

                      Other Accounts          0              0                0                      0

      Mr. Gallagher and Mr. Kloppenburg are compensated by the Adviser with an annual salary and bonus, both of which vary from year-to-year, based on a variety of factors, including overall profitability of the firm, the profitability of the asset management activities of the firm, and assessments by the senior management of the firm of the contributions of said individuals to the success of the firm. The co-portfolio managers' compensation is not based on the Funds' pre- or after-tax performance or on the value of assets held in each Fund's portfolio.

      One of the components of the bonus pool which both Mr. Gallagher and Mr. Kloppenburg are eligible to participate in each year is the performance fees which may be received by affiliates of Needham & Company, LLC for managing non-registered investment accounts. The bonus pool is also composed of profits from the other business units of the firm, such as trading and investment banking. Mr. Kloppenburg is the portfolio manager of several non-registered investment accounts. Mr. Kloppenburg does not directly receive a percentage of any profits received by Needham affiliates for managing such accounts, and his compensation is not based on a formula or method related to any such profits.

      Mr. Kloppenburg's position as co-portfolio manager of the Growth Fund and manager of the Aggressive Growth Fund, and his management of several non-registered investment accounts, could be deemed to create a potential for a conflict of interest since his possible indirect receipt of a portion of the profits from trading the non-registered investment accounts could, in theory, create an incentive to favor such accounts. However, the Adviser does not believe that the various elements of his compensation presents any material conflict of interest, for the following reasons: (i) the Adviser follows strict and detailed written allocation procedures to equitably allocate purchases or sales among the Funds and the non-registered investment accounts, (ii) the Funds and the non-registered investment accounts are managed in a similar fashion and
(iii) the number of different factors and components of the Needham & Company, LLC bonus pool and the considerable number of employees eligible to participate in said pool argues against Mr. Kloppenburg having any incentive to favor the non-registered investment accounts over the Funds.

      As of December 31, 2004, Mr. Gallagher beneficially owned
$100,001-$500,000 of equity securities in the Growth Fund and over $1,000,000 of equity securities in the Small Cap Growth Fund and Mr. Kloppenburg beneficially owned none of the equity securities in the Growth Fund and over $1,000,000 of equity securities in the Aggressive Growth Fund.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

      The Adviser is responsible for decisions to buy and sell securities and other investments for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. In transactions on stock and commodity exchanges in the U.S., these commissions are negotiated, whereas on foreign stock and commodity exchanges these commissions are generally fixed and are generally higher than brokerage commissions in the U.S. In the case of securities traded on the over-the-counter markets, there are generally no stated commissions, but the price usually includes an undisclosed commission or markup. In underwritten offerings, the price includes a disclosed, fixed commission or discount. The Funds may invest in obligations which are normally traded on a "principal" rather than agency basis. This may be done through a dealer (e.g., securities firm or bank) who buys or sells for its own account rather than as an agent for another client, or directly with the issuer. A dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the obligation.

      In purchasing and selling each Fund's portfolio investments, it is the Adviser's policy to obtain quality execution at the most favorable prices through responsible broker-dealers. In selecting broker-dealers, the Adviser will consider various relevant factors, including, but not limited to: the size and type of the transaction; the nature and character of the markets for the security or asset to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer's firm; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any commissions.

      The Adviser may cause each Fund to pay a broker-dealer who furnishes brokerage and/or research services a commission that is in excess of the commission another broker-dealer would have received for executing the transaction if it is determined that such commission is reasonable in relation to the value of the brokerage and/or research services, as defined in Section 28(e) of the Securities Exchange Act of 1934, which have been provided. Such research services may include, among other things, analyses and reports concerning issuers, industries, securities, economic factors and trends, and portfolio strategy. Any such research and other information provided by brokers to the Adviser is considered to be in addition to and not in lieu of services required to be performed by the Adviser under the Advisory Agreement. The research services provided by broker-dealers can be useful to the Adviser in serving any other clients or clients of the Adviser's affiliates. For each of the years 2004, 2003 and 2002, none of the Growth Fund's total brokerage commissions were paid to brokers under arrangements covering research services of the type contemplated by Section 28(e). For each of the years 2004, 2003 and 2002, none of the Aggressive Growth Fund's total brokerage commissions were paid to brokers under arrangements covering research services of the type contemplated by Section 28(e). For each of the years 2004, 2003 and 2002, none of the Small Cap Growth Fund's total brokerage commissions were paid to brokers under arrangements covering research services of the type contemplated by
Section 28(e). The Board of Directors of The Needham Funds, Inc. periodically reviews the Adviser's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of each Fund and reviews the commissions paid by each Fund over representative periods of time to determine if they are reasonable in relation to the benefits to the Funds.

      Investment decisions for the Funds are made independently from those of the other investment accounts managed by the Adviser or affiliated companies. Occasions may arise, however, when the same investment decision is made for more than one client's account. It is the practice of the Adviser to allocate such purchases or sales insofar as feasible among its several clients or the clients of its affiliates in a manner it deems equitable. The principal factors which the Adviser considers in making such allocations are the relative investment objectives of the clients, the relative size of the portfolio holdings of the same or comparable securities and the availability in the particular account of funds for investment. Portfolio securities held by one client of the Adviser may also be held by one or more of its other clients or by clients of its affiliates. When two or more of its clients or clients of its affiliates are engaged in the simultaneous sale or purchase of securities, transactions are allocated as to amount in accordance with formulae deemed to be equitable as to each client. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

      Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Board of Directors may determine, the Funds may employ Needham & Company, LLC (which is the Funds' Distributor) as a broker consistent with the rules under the 1940 Act and the Funds' Rule 17e-1 procedures. In 2004, 36% of the Funds' aggregate brokerage commissions were paid to the Distributor and 39% of the Funds' aggregate dollar amount of transactions involving the payment of commissions were effected through the Distributor. For the fiscal year ended December 31, 2004, the Growth Fund paid brokerage commissions of $372,831. Of that amount $126,107 was paid to the Distributor. For the fiscal year ended December 31, 2003, the Growth Fund paid brokerage commissions of $1,019,350. Of that amount $332,917 was paid to the Distributor. For the fiscal year ended December 31, 2002, the Growth Fund paid brokerage commissions of $2,786,010. Of that amount $284,483 was paid to the Distributor. For the fiscal year ended December 31, 2004, the Aggressive Growth Fund paid brokerage commissions of $43,129. Of that amount $5,910 was paid to the Distributor. For the fiscal year ended December 31, 2003, the Aggressive Growth Fund paid brokerage commissions of $54,688. Of that amount $15,946 was paid to the Distributor. For the fiscal year ended December 31, 2002, the Aggressive Growth Fund paid brokerage commissions of $40,330. Of that amount $12,143 was paid to the Distributor. For the fiscal year ended December 31, 2004, the Small Cap Growth Fund paid brokerage commissions of $76,046. Of that amount $44,878 was paid to the Distributor. For the fiscal year ended December 31, 2003, the Small Cap Growth Fund paid brokerage commissions of $64,313. Of that amount $30,250 was paid to the Distributor. For the fiscal period ended December 31, 2002, the Small Cap Growth Fund paid brokerage commissions of $27,692. Of that amount $17,816 was paid to the Distributor.

      While it is the policy of the Funds generally not to engage in trading for short-term gains, the Funds will effect portfolio transactions without regard to the holding period (subject to compliance with certain tax requirements for qualification as a regulated investment company) if, in the judgment of the Adviser, such transactions are advisable in light of a change in circumstances of a particular company, within a particular industry or country, or in general market, economic or political conditions. Each Fund anticipates that in the year 2005 its annual portfolio turnover rate will be approximately 60-80%. For the fiscal years ended December 31, 2004, 2003 and 2002, Growth Fund's turnover rates were 15%, 42% and 78%, respectively. For the fiscal years ended December 31, 2004, 2003 and 2002, Aggressive Growth Fund's turnover rates were 64%, 87% and 58%, respectively. For the fiscal years ended December 31, 2004 and 2003 and the fiscal period ended December 31, 2002, Small Cap Growth Fund's turnover rates were 68%, 67% and 107%, respectively. The portfolio turnover rate of the Funds may vary significantly from year to year. The Funds may pay a greater amount in brokerage commissions than similar size funds with a lower turnover rate. In addition, since the Funds may have a high rate of portfolio turnover, the Fund may realize capital gains or losses. Capital gains will be distributed annually to the shareholders. Capital losses cannot be distributed to shareholders but may be used to offset capital gains at the Fund level and carried forward for up to eight years to the extent there are no gains to offset for a particular year. See "Taxes" in this Statement of Additional Information.

                                   MANAGEMENT

         The Directors and officers of The Needham Funds, Inc., their addresses, ages, positions with The Needham Funds, Inc., term of office and length of time served, principal occupations during the past five years, the number of portfolios overseen by each of them and other directorships held by each of them are set forth below. The Directors are responsible for the overall supervision of the Funds and its affairs, as well as evaluating the Adviser, consistent with their duties as directors under the corporate laws of the State of Maryland.

                                                                        Number of
                                                                        Portfolios in
                                                      Term of Office    Fund Complex       Principal Occupation(s) During Past 5
                                   Position with      and Length of     Overseen by        Years and Other Directorships held by
Name, Address and Age              Registrant**       Time Served       Director/Officer   Director
---------------------              ------------       -----------       ----------------   --------
INTERESTED DIRECTOR                Chairman and       Indefinite;               3          Chairman of the Board and Chief
GEORGE A. NEEDHAM*+                Director           since 1996                           Executive Officer of The Needham
445 Park Avenue                                                                            Group, Inc. and Chairman of the Board
New York, NY  10022                                                                        and Chief Executive Officer of
Age: 62                                                                                    Needham Holdings, L.L.C. since December
                                                                                           2004; Chairman of the Board from
                                                                                           1996 to present of Needham & Company,
                                                                                           LLC (successor to Needham & Company,
                                                                                           Inc.); Chief Executive Officer from
                                                                                           1985 to December 2004 of Needham &
                                                                                           Company, Inc.

NON-INTERESTED DIRECTOR            Director           Indefinite;               3          Currently retired.  Founder,
JAMES P. POITRAS                                      since 1996                           Chairman, President and Chief
445 Park Avenue                                                                            Executive Officer of Integrated
New York, NY  10022                                                                        Silicon Systems (a computer software
Age: 63                                                                                    company) from 1985 to 1995; Director
                                                                                           (since 2000) and Chairman (since
                                                                                           2001) of Kyma Technologies, Inc. (a
                                                                                           specialty materials semiconductor
                                                                                           company).

NON-INTERESTED DIRECTOR            Director           Indefinite;               3          Founder and Chief Executive and
F. RANDALL SMITH                                      since 1996                           Investment Officer of Capital Counsel
445 Park Avenue                                                                            LLC (a registered investment adviser)
New York, NY  10022                                                                        since September 1999; Co-Founder and
Age: 66                                                                                    Managing Partner of Train, Smith
                                                                                           Counsel (a registered investment
                                                                                           adviser) from 1975 to August 1999.

OFFICERS
JAMES K. KLOPPENBURG*+             Executive Vice     One-year term;            2          Executive Vice President of Needham
445 Park Avenue                    President and      since 2001                           Investment Management L.L.C. and
New York, NY  10022                Co-Portfolio                                            Managing Director of Needham &
Age: 49                            Manager of                                              Company, LLC (successor to Needham &
                                   Needham Growth                                          Company, Inc.) since April 2001;
                                   Fund; Executive                                         Managing Director of Equity Sales for
                                   Vice President                                          Hambrecht & Quist from 1995 to March
                                   and Portfolio                                           2001.
                                   Manager of
                                   Needham
                                   Aggressive
                                   Growth Fund

VINCENT E. GALLAGHER*+             Executive Vice     One-year term;            2          Executive Vice President of Needham
445 Park Avenue                    President and      since 2002                           Investment Management L.L.C. and
New York, NY  10022                Co-Portfolio                                            Managing Director of Needham &
Age: 61                            Manager of                                              Company, LLC (successor to Needham &
                                   Needham Growth                                          Company, Inc.) since February 2002;
                                   Fund; Executive                                         Managing Director and Co-Head of
                                   Vice President                                          Technology Banking at Gerard Klauer
                                   and Portfolio                                           Mattison & Co., Inc. from June 2000
                                   Manager of                                              to February 2002; Managing Director
                                   Needham Small                                           and Co-Head of Industrial Technology
                                   Cap Growth Fund                                         Banking at Needham & Company, Inc.
                                                                                           from October 1993 to May 2000.

GLEN W. ALBANESE*+                 Managing           One-year term;            3          Chief Financial Officer of The
445 Park Avenue                    Director,          since 1998                           Needham Group, Inc. and Chief
New York, NY  10022                Treasurer and                                           Financial Officer of Needham
Age: 33                            Secretary                                               Holdings, L.L.C. since December 2004;
                                                                                           Chief Financial Officer and Managing
                                                                                           Director of Needham & Company, LLC
                                                                                           (successor to Needham & Company, Inc.)
                                                                                           since January 2000; Chief Financial
                                                                                           Officer of Needham Asset Management from
                                                                                           1997 to 1999.

JAMES M. ABBRUZZESE*+              Chief Compliance   One-year term;            3          Chief Compliance Officer of Needham &
445 Park Avenue                    Officer            since 2004                           Company, LLC (successor to Needham &
New York, NY  10022                                                                        Company, Inc.) since July 1998.
Age: 35

----------
      * An "interested person", as defined in the 1940 Act, of the Funds or the Funds' investment adviser. Messrs. Needham, Kloppenburg, Gallagher, Albanese and Abbruzzese are deemed to be interested persons because of their affiliation with the Funds' investment adviser, Needham Investment Management L.L.C. and/or because they are officers of the Funds.
      ** Each director serves until the next annual or special shareholders meeting or until his successor is elected and qualified.
      + May be deemed to be an "affiliated person" of the Adviser and of Needham & Company, LLC.

      SHARE OWNERSHIP

      As of December 31, 2004, the dollar range of each Director's ownership interest in the equity securities of the Funds and the aggregate dollar range of each Director's beneficial ownership interest in all series of The Needham Funds, Inc. overseen by the Director was as follows:

                                                       Dollar Range of Equity
                                                     Securities in Growth Fund,
                                                     Aggressive Growth Fund and
   Name of Director                                   Small Cap Growth Fund (1)
   ----------------                                   -------------------------
  George A. Needham                                        over $100,000
 John C. Michaelson (2)                                    over $100,000
  Roger W. Johnson (3)                                     over $100,000
    James Poitras                                          over $100,000
   F. Randall Smith                                        over $100,000

----------
     (1)    Constitutes all series of The Needham Funds, Inc.
     (2) Mr. Michaelson resigned as a director of the Funds effective March 9, 2005.
     (3)    Deceased.

      No director, who is not an "interested person" of any Fund, is the beneficial owner, either directly or indirectly, or the record owner of any securities of the Adviser, Needham & Company, LLC or any person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the Adviser or Needham & Company, LLC.

      The Board of Directors has established an audit committee, comprised of the non-interested directors of The Needham Funds, Inc., which met three times and acted by unanimous written consent once during the fiscal year, reviews the audits of the Funds and recommends a firm to serve as independent registered public accounting firm of the Funds.

            PROXY AND CORPORATE ACTION VOTING POLICIES AND PROCEDURES

      The Funds have adopted Proxy and Corporate Action Voting Policies and Procedures that govern the voting of proxies for securities held by the Funds. The Adviser has full authority to vote proxies or act with respect to other shareholder actions on behalf of each Fund. The Adviser's primary consideration in voting proxies is the best interest of each Fund. The proxy voting procedures address the resolution of potential conflicts of interest and circumstances under which the Adviser will limit its role in voting proxies. The proxy voting guidelines describe the Adviser's general position on proposals. The Adviser will generally vote for board approved proposals but will vote on a case-by-cases basis on board approved proposals relating to significant corporate transactions. The Adviser will vote on a case-by-case basis on all shareholder proposals. The Adviser will vote proxies of foreign issuers in accordance with the guidelines with a view toward enhancing corporate governance. Information regarding how the Funds voted proxies relating to portfolio securities during the period ended June 30, 2004 is available on the SEC's website at www.sec.gov or by contacting the Funds' administrator, PFPC Inc., P.O. Box 9827, Providence, RI 02940-8027 or by calling 1-800-625-7071.

      CODES OF ETHICS

      The Funds' Directors and officers and employees of the Adviser are permitted to engage in personal securities transactions subject to the restrictions and procedures contained in the Funds' and the Adviser's Codes of Ethics, which have been approved by the Board of Directors in accordance with standards set forth under the 1940 Act. The Funds' and the Advisers' Codes of Ethics are filed as exhibits to the Funds' Registration Statement and are available to the public.

      REMUNERATION

      The fees for non-interested directors, $12,000 per year and $500 for each Board and audit committee meeting attended in person or by telephone, are paid by The Needham Funds, Inc.

      The officers of the Funds and the Registrant receive no compensation for the performance of any duties with respect to the Funds or the Registrant. For the fiscal year ending December 31, 2004, the Directors earned the following compensation from The Needham Funds, Inc.:

                               COMPENSATION TABLE
                  (FOR THE FISCAL YEAR ENDED DECEMBER 31, 2004)

                          Aggregate             Pension or Retirement       Estimated Annual      Total Compensation
                          Compensation          Benefits Accrued as Part    Benefits upon         from Registrant &
Name of Director          from Registrant       of Fund Expenses            Retirement            Fund Complex (1)
----------------          ----------            ----------------            ----------            -------------
George A. Needham         $0                    $0                          $0                    $0
John C. Michaelson (2)    $0                    $0                          $0                    $0
Roger W. Johnson (3)      $12,750               $0                          $0                    $12,750
James Poitras             $12,750               $0                          $0                    $12,750
F. Randall Smith          $12,750               $0                          $0                    $12,750

--------------------
      1     The Needham Funds, Inc. currently has three series of its common stock.
      2     Mr. Michaelson resigned as a director of the Funds effective March
            9, 2005.
      3     Deceased.

      Directors and employees of The Needham Funds, Inc. and the Adviser are permitted to engage in personal securities transactions subject to the restrictions and procedures contained in the Code of Ethics, which was adopted by the Boards of Directors of The Needham Funds, Inc. and the Adviser under Rule 17j-1 of the 1940 Act.

                        PURCHASE AND REDEMPTION OF SHARES

      Information relating to the purchase and redemption of shares of the Fund is located in the Prospectus.

                                 NET ASSET VALUE

      Generally, the net asset value per share of each Fund will be determined on each day when the New York Stock Exchange (the "Exchange") is open for business at the close of the Exchange (usually 4:00 p.m.) and will be computed by determining the aggregate market value of all assets of each Fund less its liabilities, and then dividing that number by the total number of shares of that Fund outstanding. The determination of net asset value for a particular day is applicable to all applications for the purchase of shares as well as all requests for the redemption of shares received before the close of trading on the Exchange on that day. Shares of the Funds are sold at the public offering price which is determined once each day the Funds are open for business and is the net asset value per share. Each Fund may change the time at which the price of its shares is determined if the Exchange closes at a different time or an emergency or other extraordinary situation exists.

      Portfolio securities positions for which market quotations are readily available are stated at the Nasdaq Official Closing Price or the last sale price reported by the principal exchange for each such security as of the exchange's close of business, as applicable. Securities for which no sale has taken place during the day and securities which are not listed on an exchange are valued at the mean of the current closing bid and asked prices. Foreign market closing prices are translated into U.S. dollar values at the mean of the bid and asked prices for the particular foreign currency as quoted on the valuation date. The value of a financial futures contract equals the unrealized gain or loss on the contract that is determined by marking it to the current settlement price for a like contract acquired on the day on which the commodity futures contract is being valued. A settlement price may not be used if the market makes a limit move with respect to the financial futures contract. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors of The Needham Funds, Inc. as the primary market.

      Short-term investments denominated in U.S. dollars that will mature in 60 days or less are stated at amortized cost; short-term investments denominated in foreign currencies are stated at amortized cost as determined in the foreign currency, translated to U.S. dollars at the current day's exchange rate. All other securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Directors of The Needham Funds, Inc., although the actual calculations may be made by persons acting pursuant to the direction of the Board of Directors of The Needham Funds, Inc. The assets of each Fund may also be valued on the basis of valuations provided by a pricing service approved by the Board of Directors of The Needham Funds, Inc.

      Generally, trading in foreign securities and futures contracts, as well as corporate bonds, United States Government securities and money market instruments, is substantially completed each day at various times prior to the close of the Exchange. The values of such securities used in determining the net asset value of the shares of the Funds may be computed as of such times. Foreign currency exchange rates are also generally determined prior to the close of the

Exchange. Occasionally, events affecting the value of such securities and such exchange rates may occur between such times and the close of the Exchange which will not be reflected in the computation of each Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair market value as determined in good faith by the Board of Directors of The Needham Funds, Inc.

                             PERFORMANCE INFORMATION

      The Funds' performance in terms of average annual total return for 1, 5 and 10 year periods, or for such lesser periods as each Fund has been in existence is used in the Funds' prospectus. Average annual total return which may be used in such advertising will be calculated according to the following formulas:

                                P(1+T)(n) = ERV

Where:   P       =    a hypothetical initial payment of $1,000
         T       =    average annual total return
         N       =    number of years
         ERV     =    ending redeemable value of a hypothetical $1,000 payment
                      made at the beginning of the 1-, 5-, or 10-year periods at the end of the year or period

      Average Annual Total Return (After Taxes on Distributions) which may be used in the prospectus will be calculated according to the following formula:

                               P(1+T)(n) = ATV(D)

Where:   P       =    a hypothetical initial payment of $1,000
         T       =    average annual total return (after taxes on distributions)
         N       =    number of years
         ATV(D)  =    ending value of a hypothetical $1,000 payment made at the
                      beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemption

      Average Annual Total Return (After Taxes on Distributions and Redemptions) which may be used in the prospectus will be calculated according to the following formula:

                              P(1+T)(n) = ATV(DR)

Where:   P       =    a hypothetical initial payment of $1,000
         T       =    average annual total return (after taxes on distributions
                      and redemption)
         N       =    number of years
         ATV(DR) =    ending value of a hypothetical $1,000 payment made at the
                      beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-,

                      10-year periods (or fractional portion), after taxes on fund distributions and redemption

      Under the foregoing formulas, the time periods used in the prospectus will be based on rolling calendar quarters. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

      The calculation assumes an initial $1,000 payment and assumes all dividends and distributions by each Fund are reinvested at the price stated in the Prospectus on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

      A Fund may also calculate total return on a cumulative basis which reflects the cumulative percentage change in value over the measuring period. The formula for calculating cumulative total return can be expressed as follows:

         Cumulative Total Return = [(ERV) - 1]
                                     ---
                                      P

      OTHER INFORMATION

      The Funds' performance data quoted in the prospectus represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in any Fund will fluctuate and an investor's redemption proceeds may be more or less than the original investment amount.

      COMPARISON OF FUND PERFORMANCE

      The performance of any Fund may be compared to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc. or other independent services which monitor the performance of investment companies and may be quoted in advertising in terms of its ranking in each applicable universe. In addition, the Funds may use performance data reported in financial and industry publications, including, but not limited to, Barron's, Business Week, Forbes, Fortune, Investor's Business Daily, IBC/Donoghue's Money Fund Report, Money Magazine, The Wall Street Journal and USA Today.

      The Funds may from time to time use the following unmanaged indices for performance comparison purposes:

      Russell 2000 Index -- the Russell 2000 Index measures the performance of 2,000 companies with small to mid-size capitalizations domiciled in the U.S. and its territories. The companies that comprise this index are selected by first ranking the 3,000 largest U.S. companies based on market capitalization and then excluding the 1,000 largest of such companies and including the next largest 2,000 companies. This index is market capitalization weighted and is maintained by the Frank Russell Company. There are always 2,000 issuers in the Russell 2000 Index. The Frank Russell Company reconstitutes this index annually.

      S&P 500 Index -- the S&P 500 Index is an index of 500 stocks designed to mirror the overall equity market's industry weighting. Most, but not all, large capitalization stocks are in this index. There are also some small capitalization names in this index. This index is maintained by Standard & Poor's Corporation. It is market capitalization weighted. There are always 500 issuers in the S&P 500 Index. Changes are made by Standard & Poor's as needed.

      NASDAQ Composite Index -- the NASDAQ Composite Index is a broad-based capitalization weighted index of all NASDAQ National Market & Small Cap stocks.

      Morgan Stanley High Tech Index -- the Morgan Stanley High Tech Index is an equal dollar-weighted index of 35 stocks from 9 technology sectors.

      S&P 400 Midcap Index -- the S&P 400 Midcap Index is an index of 400 stocks having mid-sized capitalizations. The index is maintained by Standard & Poor's Corporation. It is market capitalization weighted. There are always 400 issuers in the S&P 400 Midcap Index and changes are made by Standard & Poor's as needed.

      Dow Jones Industrial Average -- the Dow Jones Industrial Average is a price weighted average of 30 blue-chip stocks that are generally leaders in their industry.

      S&P Health Care Index -- the S&P Health Care Index is a capitalization-weighted index of all stocks in the S&P 500 that are in the business of health care related products or services.

      Bloomberg/Broadcast & Cable Stock Index -- the Bloomberg/Broadcast & Cable Stock Index is a price-weighted index that measures the performance of the U.S. broadcasting and cable industries.

      S&P Retail Index -- the S&P Retail Index is a capitalization-weighted index of all stocks in the S&P 500 that are in the retail industry.

      Philadelphia Oil Service Sector Index -- the Philadelphia Oil Service Sector Index is a price-weighted index of leading oil service companies.

      Some or all of the indices named above may be trademarked by the respective owners.

                         TAX-SHELTERED RETIREMENT PLANS

      The Funds offer certain tax-sheltered retirement plans through which shares may be purchased, including IRAs (and "rollovers" from existing retirement plans) for individuals and their spouses, SEP-IRAs and Roth IRAs. Shares of the Funds may also be purchased by Qualified Retirement Plans, such as profit-sharing and money purchase plans, 401(k) Plans and other Defined Contribution Plans and by Defined Benefit Plans. Persons who wish to establish a tax-sheltered retirement plan should consult their own tax advisers or attorneys regarding their eligibility to do so and the laws applicable thereto, such as the fiduciary responsibility provisions and diversification requirements and the reporting and disclosure obligations under the Employee Retirement Income Security Act of 1974. The Funds are not responsible for compliance with such laws. Further information regarding the retirement plans, including applications and fee schedules, may be obtained upon request to the Funds.

                                      TAXES

      TAXATION OF THE FUNDS -- IN GENERAL

      Each Fund intends to remain qualified each year as a "regulated investment company" under Subchapter M of the United States Internal Revenue Code of 1986, as amended (the "Code") so long as to do so is in the best interests of its shareholders. To so qualify, each Fund, among other things, must (i) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or certain other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (ii) pursuant to Section 851(b)(3) of the Code (a) at the close of each quarter of the taxable year, have at least 50% of the value of the Fund's assets represented by cash, U.S. Government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (b) not have more than 25% of the value of its assets invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies).

      In addition, each Fund must satisfy the distribution requirements of the Code, including the requirement that it distribute at least 90% of its "investment company taxable income" annually. By qualifying as a regulated investment company, the Funds will not be subject to Federal income tax on their investment company taxable income and net capital gain that it distributes to shareholders. However, if for any taxable year a Fund does not satisfy the requirements of Subchapter M of the Code, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to shareholders as ordinary dividend income to the extent of the Fund's current or accumulated earnings or profits.

      Each Fund will be liable for a non-deductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement. To avoid the tax, during each calendar year each Fund must distribute (i) at least 98% of its ordinary income realized during such calendar year, (ii) at least 98% of its capital gain net income for the twelve month period ending on October 31 (or December 31, if the Fund so elects), and (iii) any income or gain from the prior year that was neither distributed to shareholders nor taxed to the Fund for such year. The Funds intend to make sufficient distributions to avoid this 4% excise tax.

      As long as each Fund qualifies as a regulated investment company for U.S. Federal income tax purposes and distributes all of its investment company taxable income and net capital gain, it will not be subject to any corporate tax in the State of Maryland and generally will also not be liable for New York State income taxes, other than a nominal corporation franchise tax (as adjusted by the applicable New York State surtaxes).

      TAXATION OF THE FUNDS' INVESTMENTS

      Ordinarily, gains and losses realized from portfolio transactions are treated as capital gains or losses. However, all or a portion of the gain or loss from the disposition of non-U.S. dollar denominated securities (including debt instruments, certain financial forward, futures and option contracts, and certain preferred stock) may be treated as ordinary income or loss under Section 988 of the Code. In addition, all or a portion of the gain realized from the disposition of market discount bonds is treated as ordinary income under Section 1276 of the Code. Generally, a market discount bond is defined as any bond bought by a Fund after its original issuance at a price below its principal amount. In addition, all or a portion of the gain realized from engaging in "conversion transactions" is treated as ordinary income under Section 1258 of the Code. "Conversion transactions" are defined to include certain forward, futures, option and straddle transactions, transactions marketed or sold to produce capital gains, or transactions described in applicable Treasury regulations. Also, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss.

      Under Section 1256 of the Code, any gain or loss a Fund realizes from certain futures or forward contracts and options transactions is treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Absent an election to the contrary, gain or loss arises upon exercise or lapse of such contracts and options as well as from closing transactions. In addition, any such contracts or options remaining unexercised at the end of the Fund's taxable year are treated as sold for their then fair market value, resulting in additional gain or loss to the Fund characterized in the manner described above.

      Offsetting positions held by a Fund involving certain financial forward, futures or options contracts (including certain foreign currency forward contracts or options) may constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Sections 1092 and 1258 of the Code, which, in certain circumstances, override or modify the provisions of Sections 1256 and 988 of the Code. If a Fund was treated as entering into "straddles" by reason of its engaging in certain forward contracts or options transactions, such "straddles" generally would be characterized as "mixed straddles" if the forward contracts or options transactions comprising a part of such "straddles" were governed by Section 1256 of the Code. However, a Fund may make one or more elections with respect to "mixed straddles." Depending on which election is made, if any, the results to that Fund may differ. If no election is made, to the extent the "straddle" rules apply to positions established by that Fund, losses realized by that Fund will be deferred to the extent of unrealized gain in the offsetting position. Moreover, as a result of the "straddle" rules, short-term capital losses on "straddle" positions may be recharacterized as long-term capital losses, and long-term capital gains may be treated as short-term capital gains or ordinary income.

      If a Fund makes a "constructive sale" of an "appreciated financial position," the Fund will recognize gain but not loss as if the position were sold at fair market value on the date of such constructive sale. Constructive sales include short sales of substantially identical property, offsetting notional principal contracts with respect to substantially identical property and futures and forward contracts to deliver substantially identical property. However, transactions that otherwise would be treated as constructive sales are disregarded if closed within 30 days after the close of the taxable year and that Fund holds the position and does not hedge such position for 60 days thereafter. In addition, to the extent provided in regulations (which have not yet been promulgated), a constructive sale also occurs if a taxpayer enters into one or more other transactions (or acquires one or more positions) that have "substantially the same effect" as the transactions described above. Appreciated financial positions include positions with respect to stock, certain debt instruments or partnership interests if gain would be recognized on a disposition at fair market value. If the constructive sale rules apply, adjustments are made to the basis and holding period of the affected financial position, and a Fund would recognize gain but would not have cash available to make distributions. Accordingly, the gain realized under the constructive sale provisions would impact the amount of distributions required by that Fund so as to avoid the imposition of the 4% excise tax.

      The Funds may invest in non-U.S. corporations that could be classified as "passive foreign investment companies" as defined for federal income tax purposes. For federal income tax purposes, such an investment may, among other things, cause the Funds to recognize income or gain without a corresponding receipt of cash, to incur an interest charge on taxable income that is deemed to have been deferred and/or to recognize ordinary income that would otherwise have been treated as capital gain.

      TAXATION OF THE SHAREHOLDERS

      Distributions of net investment income and the excess of net short-term capital gain over net long-term capital loss generally are taxable as ordinary income to shareholders. A Fund may also make distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss). In general, a noncorporate shareholder's net capital gains will be taxed at a maximum rate of 15% for assets held by a Fund for more than one year. A Fund will provide information relating to the portions of any net capital gain distribution that may be treated by noncorporate shareholders as eligible for the maximum long-term capital gains rate. Such treatment would apply regardless of the length of time the shares of that Fund have been held by such shareholders. Distributions of net investment income and capital gain net income are taxable as described above whether received in cash or reinvested in additional shares.

      Under recently enacted legislation, "qualified dividend income" received by noncorporate shareholders from certain domestic and foreign corporations may be taxed at the same rates as long-term capital gains. Because the Funds intend to invest in common stocks, a portion of the ordinary income dividends paid by the Funds should be eligible for this reduced rate, provided the Funds satisfy certain requirements including holding period limitations. A shareholder would also have to satisfy a 61-day holding period with respect to any distribution of qualifying dividends in order to obtain the benefit of the lower rate.

      Dividends from domestic corporations may comprise some portion of a Fund's gross income. To the extent that such dividends constitute a portion of a Fund's gross income, a portion of the income distributions received by corporations from a Fund may be eligible for the 70% deduction for dividends received. Taxable corporate shareholders will be informed of the portion of dividends which so qualify. Receipt of dividends that qualify for the dividends-received deduction may result in the reduction of a corporate shareholder's tax basis in its shares by the untaxed portion of such dividends if they are treated as "extraordinary dividends" under Section 1059 of the Code. The dividends-received deduction is reduced to the extent the shares of a Fund with respect to which the dividends are received are treated as debt-financed under Federal income tax law and is eliminated if the shares are deemed to have been held for less than 46 days (91 days for preferred stock) during the 90-day period (180-day period for preferred stock) beginning on the date which is 45 days (90 days for preferred stock) before the ex-dividend date (for this purpose, holding periods are reduced for periods where the risk of loss with respect to shares is diminished). The same restrictions apply to a Fund with respect to its ownership of the dividend-paying stock. In addition, the deducted amount is included in the calculation of the Federal alternative minimum tax, if any, applicable to such corporate shareholders. In contrast, distributions of net capital gains are not eligible for the dividends-received deduction for corporate shareholders.

      Distributions by a Fund result in a reduction in the net asset value of that Fund's shares. Should a distribution reduce the net asset value below a shareholder's tax basis, such distribution nevertheless is taxable to the shareholder as ordinary income or long-term capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of any forthcoming distribution. Those investors purchasing shares just prior to a distribution receive a return of investment upon such distribution which is nevertheless taxable to them.

      A redemption of Fund shares by a shareholder generally will result in the recognition of taxable gain or loss depending upon the difference between the amount realized and his tax basis in his Fund shares. Generally, such gain or loss is treated as a capital gain or loss if the shares are held as capital assets. In the case of a noncorporate shareholder, if such shares were held for more than one year at the time of disposition, such gain will be long-term capital gain and if such shares were held for one year or less at the time of disposition, such gain will be short-term capital gain and will be taxed at the applicable ordinary income tax rate. In addition, any loss realized upon a taxable disposition of shares within six months from the date of their purchase is treated as a long-term capital loss to the extent of long-term capital gain distributions received from a Fund during such six-month period. Finally, all or a portion of any loss realized upon a taxable disposition of a Fund's shares may be disallowed if other shares of the same Fund are purchased (including a purchase by automatic reinvestment) within 30 days before or after such disposition. In such a case, the tax basis of the shares acquired is adjusted to reflect the disallowed loss.

      Taxation of a shareholder who, as to the U.S., is a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership (a "Foreign Shareholder"), as defined in the Code, depends, in part, on whether the Foreign Shareholder's income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.

      If the income from a Fund is not effectively connected with a U.S. trade or business carried on by the Foreign Shareholder, Fund distributions other than net capital gains distributions and distributions not out of earnings and profits are subject to a 30% (or lower treaty rate) U.S. withholding tax. Net capital gain distributions to, and capital gains realized by, such a Foreign Shareholder upon the sale of shares or receipt of distributions which are in excess of its tax basis and not made from earnings and profits are not subject to U.S. federal income tax unless (i) such capital gains are effectively connected with a U.S. trade or business carried on by such shareholder or (ii) the Foreign Shareholder is an individual and is present in the U.S. for 183 days or more during the taxable year in which the gain was realized, and certain other conditions are satisfied. A Foreign Shareholder will be required to satisfy certification requirements in order to claim treaty benefits or otherwise claim a reduction of or exemption from withholding under the foregoing rules. These requirements will require identification of the Foreign Shareholder and must be made under penalties of perjury. A Foreign Shareholder that is eligible for a reduced rate of U.S. withholding tax pursuant to a tax treaty may obtain a refund of any excess amounts withheld by filing an appropriate claim for refund with the IRS.

      If dividends or distributions from a Fund are effectively connected with a U.S. trade or business carried on by the Foreign Shareholder, then Fund distributions and any gains realized with respect to the shares are subject to U.S. federal income tax at the rates applicable to U.S. citizens or residents or domestic corporations, as appropriate. Foreign Shareholders that are corporations may also be subject to an additional "branch profits tax" with respect to income from a Fund that is effectively connected with a U.S. trade or business. The value of shares held by an individual Foreign Shareholder, even though he is a nonresident at his death, is includible in his gross estate for U.S. Federal estate tax purposes.

      The tax consequences to a Foreign Shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described above. Such shareholders may be required to provide appropriate documentation to establish their entitlement to the benefits of such a treaty. Foreign Shareholders are advised to consult their own tax advisers with respect to (i) whether their income from a Fund is or is not effectively connected with a U.S. trade or business carried on by them, (ii) whether they may claim the benefits of an applicable tax treaty, and (iii) any other tax consequences to them of an investment in that Fund.

      Federal regulations generally require a Fund to withhold ("backup withholding") and remit to the U.S. Treasury 28% of dividends, distributions from net realized securities gains and the proceeds of any redemption paid to shareholders, regardless of the extent to which gain or loss may be realized, if
(i) the shareholder fails to furnish the Funds with the shareholder's correct taxpayer identification number or social security number, (ii) the IRS notifies the shareholder or the Funds that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (iii) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability. The Funds must also report annually to the IRS and to each shareholder (other than a Foreign

Shareholder) the amount of ordinary income dividends, capital gain dividends or redemption proceeds paid to such shareholder and the amount, if any, of tax withheld pursuant to the backup withholding rules with respect to such amounts. In the case of a Foreign Shareholder, the Funds must report to the IRS and such shareholder the amount of ordinary income dividends, capital gain dividends or redemption proceeds paid that are subject to withholding (including backup withholding, if any) and the amount of tax withheld with respect to such amounts. This information may also be made available to the tax authorities in the Foreign Shareholder's country of residence.

      The foregoing discussion is a general summary of certain of the current federal income tax laws affecting the Funds and investors in the shares. This summary is based on the provisions of the Code, final, temporary and proposed U.S. Treasury Regulations promulgated thereunder, and administrative and judicial interpretations thereof, all as in effect on the date hereof, and all of which are subject to change, possibly with retroactive effect. Accordingly, shareholders should consult their tax advisers about the application of the provisions of tax law described in this Statement of Additional Information in light of their particular tax situations, as well as the effects of state, local and foreign tax law. Foreign Shareholders should also consult their tax advisers with respect to the applicability of a 30% withholding tax (which may be reduced or eliminated under certain income tax treaties) upon Fund distributions of ordinary income.

                         ORGANIZATION AND CAPITALIZATION

      GENERAL

      The Needham Funds, Inc. was incorporated in Maryland on October 12, 1995 and is registered with the Securities and Exchange Commission under the 1940 Act as an open-end management investment company. The business and affairs of The Needham Funds, Inc. are managed under the direction of its Board of Directors. The Needham Funds, Inc. is an affiliate of Needham & Company, LLC, which is wholly-owned by Needham Holdings, LLC (which in turn is wholly-owned by the parent holding company, The Needham Group, Inc.).

      The authorized capital stock of The Needham Funds, Inc. consists of one billion shares of common stock having a par value of one-tenth of one cent ($.001) per share. The Board of Directors of The Needham Funds, Inc. is authorized to divide the unissued shares into separate classes and series of stock, each series representing a separate, additional investment portfolio. The Needham Funds, Inc. is currently comprised of three portfolios, Needham Growth Fund, Needham Aggressive Growth Fund and Needham Small Cap Growth Fund, each of which is designated as a separate series of stock. Each share of any class or series of shares when issued has equal dividend, distribution, liquidation and voting rights within the series for which it was issued. Fractional shares shall be entitled to fractional votes.

      There are no conversion or preemptive rights in connection with any shares of the Funds. All shares, when issued in accordance with the terms of the offering, will be fully paid and non-assessable. Shares are redeemable at net asset value, at the option of the investor. In the event of liquidation of a particular series, the shareholders of the series being liquidated shall be entitled to receive the excess of the assets belonging to that series over the liabilities belonging to that series. The holders of any shares of any series shall not be entitled thereby to any distribution upon liquidation of any other series.

      Each share of the Funds shall have equal voting rights with every other share of every other series of The Needham Funds, Inc. and all shares of all such series shall vote as a single group except where a separate vote of any class or series is required by the 1940 Act, the laws of the State of Maryland, the Articles of Incorporation of The Needham Funds, Inc. or as the Board of Directors of The Needham Funds, Inc. may determine in its sole discretion.

      Maryland law does not require annual meetings of shareholders, except under certain specified circumstances, and it is anticipated that shareholder meetings will be held only when required by Federal or Maryland law. Shareholders do have the right under the Articles of Incorporation to call a vote for the removal of directors. The Needham Funds, Inc. will be required to call a special meeting of shareholders in accordance with the requirements of the 1940 Act to seek approval of new management and advisory arrangements, of a material increase in distribution or account maintenance fees, or of a change in fundamental policies, objectives or restrictions.

      CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

      A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. As of March 31, 2005, the following persons held of record or beneficially owned 5% or more of the Growth Fund's outstanding common stock:

              NAME AND ADDRESS                             PERCENT HELD
         Charles Schwab & Co., Inc.                           28.77%
            101 Montgomery Street
           San Francisco, CA 94104

National Financial Services Corp. (Fidelity)                  19.69%
             200 Liberty Street
             New York, NY 10281

      As of March 31, 2005, the following persons held of record or beneficially owned 5% or more of the Aggressive Growth Fund's outstanding common stock:


              NAME AND ADDRESS                             PERCENT HELD
            James K. Kloppenburg                              27.36%
               445 Park Avenue
             New York, NY 10022

              George A. Needham                               8.17%
               445 Park Avenue
             New York, NY 10022
                Harry Edelson                                 7.83%
              412 Braeburn Road
             Ho Ho Kus, NJ 07423

         As of March 31, 2005, the following persons held of record or beneficially owned 5% or more of the Small Cap Growth Fund's outstanding common stock:

              NAME AND ADDRESS                                    PERCENT HELD
National Financial Services Corp. (Fidelity)                         20.79%
             200 Liberty Street
             New York, NY 10281

          Charles Schwab & Co. Inc.                                  15.63%
            101 Montgomery Street
           San Francisco, CA 94104

            Vincent E. Gallagher                                     9.03%
               445 Park Avenue
             New York, NY 10022

               BEM Partners LP                                       5.50%
              220 Speer Avenue
             Englewood, NJ 07631


      As of March 31, 2005, the Directors and officers of The Needham Funds, Inc. as a group owned approximately 1% of the outstanding shares of the Growth Fund, approximately 36% of the outstanding shares of the Aggressive Growth Fund and approximately 9% of the outstanding shares of the Small Cap Growth Fund.

                              FINANCIAL STATEMENTS

      The statements of assets and liabilities, including the schedules of investments and securities sold short, as of December 31, 2004, of the Funds, and the related statements of operations for the fiscal year then ended, the statements of changes in net assets for the two years then ended, the financial highlights for the five years then ended, the notes to the financial statements and the independent registered public accounting firm's report to the shareholders and Board of Directors of the Funds dated February 21, 2005 are incorporated herein by reference. A copy of the Funds' Annual Report may be obtained without charge from PFPC Inc. by calling 1-800-625-7071.

                                     PART C

                                OTHER INFORMATION



Item 23. Exhibits.*

         Exhibits Required
            By Form N-1A
         Exhibit 1                  Articles of Incorporation of Registrant.(1)

         Exhibit 1(a)               Articles Supplementary of Registrant creating Needham Aggressive Growth Fund.(2)

         Exhibit 1(b)               Articles Supplementary of Registrant creating Needham Small Cap Growth Fund.(3)

         Exhibit 2                  By-laws of Registrant.(4)

         Exhibit 3                  Not applicable.

         Exhibit 4(a)               Form of Restated Investment Advisory Agreement between Registrant and Needham Investment
                                    Management L.L.C.(21)

         Exhibit 4(b)               Fee Waiver Agreement.(22)

         Exhibit 5                  Distribution and Services Agreement between Registrant and Needham & Company, Inc. (predecessor to Needham & Company, LLC).(5)

         Exhibit 5(a)               Form of Distribution and Services Agreement between Registrant and Needham & Company, Inc.
                                    (predecessor to Needham & Company, LLC).(6)

         Exhibit 5(a.1)             Form of Amendment No. 1 to Distribution and Services Agreement between Registrant and Needham &
                                    Company, Inc. (predecessor to Needham & Company, LLC).(7)

         Exhibit 6                  Not applicable.

         Exhibit 7                  Form of Custodian Services Agreement between Registrant and PNC Bank, National Association.(8)

         Exhibit 7(a)               Form of Amendment to the Custodian Services Agreement  between the Registrant and PFPC Trust
                                    Company.(9)

         Exhibit 7(a.1)             Form of Amendment No. 2 to the Custodian Services Agreement between the Registrant and PFPC
                                    Trust Company.(10)

         Exhibit 8(a)               Form of Administration and Accounting Services Agreement between Registrant and PFPC Inc.(11)

         Exhibit 8(a.1)             Form of Amendment to the Administration and Accounting Services Agreement between the Registrant and PFPC Inc.(12)

         Exhibit 8(a.2)             Form of Amendment No. 2 to the Administration and Accounting Services Agreement between the
                                    Registrant and PFPC Inc.(13)

         Exhibit 8(b)               Form of Transfer Agency Services Agreement between Registrant and PFPC Inc.(14)

         Exhibit 8(b.1)             Form of Amendment to the Transfer Agency Services Agreement between the Registrant and
                                    PFPC Inc.(15)

         Exhibit 8(b.2)             Form of Amendment No. 2 to the Transfer Agency Services Agreement between the Registrant and
                                    PFPC Inc.(16)

         Exhibit 9                  Opinion of Counsel as to Legality of Securities Being Registered.*

         Exhibit 10                 Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm.*

         Exhibit 11                 Incorporated by reference to the Funds' Annual Report for the year ended December 31, 2004.

         Exhibit 12                 Form of Initial Subscription Agreement between Registrant and Needham Investment Management
                                    L.L.C.(17)

         Exhibit 13                 Plan of Distribution Pursuant to Rule 12b-1.(18)

         Exhibit 13(a)              Form of Amended and Restated Plan of Distribution Pursuant to Rule 12b-1.(19)

         Exhibit 13(a.1)            Form of Amendment No. 1 to Amended and Restated Plan of Distribution Pursuant to
                                    Rule 12b-1.(20)

         Exhibit 14                 Not applicable.

         Exhibit 15(a)              Code of Ethics of the Registrant and Needham & Company, Inc. (predecessor to Needham &
                                    Company, LLC).(23)

         Exhibit 15(b)              Code of Ethics of Needham Investment Management L.L.C.(24)

         Exhibit 16                 Not applicable.

----------

(1) Previously filed as Exhibit 1 to the Registrant's Registration Statement on Form N-1A, 33-98310, filed with the Securities and Exchange Commission on October 18, 1995, and incorporated herein by reference.

(2) Previously filed as Exhibit 1(a) to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A, 33-98310, filed with the Securities and Exchange Commission on June 15, 2001, and incorporated herein by reference.

(3) Previously filed as Exhibit 1(b) to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A, 33-98310, filed with the Securities and Exchange Commission on March 8, 2002, and incorporated herein by reference.

(4) Previously filed as Exhibit 2 to the Registrant's Registration Statement on Form N-1A, 33-98310, filed with the Securities and Exchange Commission on October 18, 1995, and incorporated herein by reference.

(5) Previously filed as Exhibit 6 to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A, 33-98310, filed with the Securities and Exchange Commission on December 6, 1995, and incorporated herein by reference.

(6) Previously filed as Exhibit 5 to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A, 33-98310, filed with the Securities and Exchange Commission on June 15, 2001, and incorporated herein by reference.

(7) Previously filed as Exhibit 5(a.1) to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A, 33-98310, filed with the Securities and Exchange Commission on March 8, 2002, and incorporated herein by reference.

(8) Previously filed as Exhibit 8 to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A, 33-98310, filed with the Securities and Exchange Commission on December 6, 1995, and incorporated herein by reference.

(9) Previously filed as Exhibit 7(a) to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A, 33-98310, filed with the

      Securities and Exchange Commission on June 15, 2001, and incorporated herein by reference.

(10) Previously filed as Exhibit 7(a.1) to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A, 33-98310, filed with the Securities and Exchange Commission on March 8, 2002, and incorporated herein by reference.

(11) Previously filed as Exhibit 9(a) to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A, 33-98310, filed with the Securities and Exchange Commission on December 6, 1995, and incorporated herein by reference.

(12) Previously filed as Exhibit 8(a.1) to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A, 33-98310, filed with the Securities and Exchange Commission on June 15, 2001, and incorporated herein by reference.

(13) Previously filed as Exhibit 8(a.2) to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A, 33-98310, filed with the Securities and Exchange Commission on March 8, 2002, and incorporated herein by reference.

(14) Previously filed as Exhibit 9(b) to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A, 33-98310, filed with the Securities and Exchange Commission on December 6, 1995, and incorporated herein by reference.

(15) Previously filed as Exhibit 8(b.1) to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A, 33-98310, filed with the Securities and Exchange Commission on June 15, 2001, and incorporated herein by reference.

(16) Previously filed as Exhibit 8(b.2) to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A, 33-98310, filed with the Securities and Exchange Commission on March 8, 2002, and incorporated herein by reference.

(17) Previously filed as Exhibit 13 to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A, 33-98310, filed with the Securities and Exchange Commission on December 6, 1995, and incorporated herein by reference.

(18) Previously filed as Exhibit 15 to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A, 33-98310, filed with the

      Securities and Exchange Commission on December 6, 1995, and incorporated herein by reference.

(19) Previously filed as Exhibit 13 to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A, 33-98310, filed with the Securities and Exchange Commission on June 15, 2001, and incorporated herein by reference.

(20) Previously filed as Exhibit 13(a.1) to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A, 33-98310, filed with the Securities and Exchange Commission on March 8, 2002, and incorporated herein by reference.

(21) Previously filed as Exhibit 4(a) to Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A, 33-98310, filed with the Securities and Exchange Commission on February 25, 2005, and incorporated herein by reference.

(22) Previously filed as Exhibit 4(b) to Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A, 33-98310, filed with the Securities and Exchange Commission on February 25, 2005, and incorporated herein by reference.

(23) Previously filed as Exhibit 15(a) to Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A, 33-98310, filed with the Securities and Exchange Commission on February 25, 2005, and incorporated herein by reference.

(24) Previously filed as Exhibit 15(b) to Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A, 33-98310, filed with the Securities and Exchange Commission on February 25, 2005, and incorporated herein by reference.

*     Filed herewith

Item 24. Persons Controlled by or Under Common Control with Registrant

      The Needham Funds, Inc. and Needham Investment Management L.L.C., a Delaware limited liability company, may be deemed to be under the common control of Needham & Company, LLC, a Delaware limited liability company. George A. Needham may be deemed to be a control person of Needham & Company, LLC based upon his position as an officer, director and/or stockholder of that entity or a controlling entity.

Item 25. Indemnification

      Section 2-418 of the General Corporation Law of the State of Maryland, the state in which The Needham Funds, Inc. was organized, empowers a corporation, subject to certain limitations, to indemnify its directors, officers, employees and agents against expenses (including attorneys' fees, judgments, penalties, fines and settlements) actually and reasonably incurred by them in connection with any suit or proceeding to which they are a party so long as they acted in good faith or without active and deliberate dishonesty, or they received no actual improper personal benefit in money, property or services, if, with respect to any criminal proceeding, so long as they had no reasonable cause to believe their conduct to have been unlawful.

      Article X of the Bylaws of The Needham Funds, Inc. provides for indemnification.

      The directors and officers of The Needham Funds, Inc. are insured against losses arising from any claim against them as such for wrongful acts or omissions, subject to certain limitations.

      The Needham Funds, Inc. will comply with applicable indemnification requirements as set forth in releases under the 1940 Act.

      Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to directors, officers and controlling persons of The Needham Funds, Inc., pursuant to the foregoing provisions, or otherwise, The Needham Funds, Inc. has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by The Needham Funds, Inc. of expenses incurred or paid by a director, officer or controlling person of The Needham Funds, Inc. in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, The Needham Funds, Inc. will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

      The investment adviser to the Fund is Needham Investment Management L.L.C., 445 Park Avenue, New York, New York 10022, a registered investment adviser under the Investment Advisers Act of 1940. Additional information regarding the Adviser is included in its Form ADV filed with the Securities and Exchange Commission (SEC File No. 801-50449).

      The following information is provided with respect to each executive officer of the Adviser:

      George A. Needham, President of the Adviser and The Needham Funds, Inc., and Chairman of the Board of Needham & Company, LLC, 445 Park Avenue, New

      York, New York, a registered broker-dealer engaged in a variety of investment banking and institutional brokerage activities.

      Vincent E. Gallagher, Executive Vice President of the Adviser and a Managing Director of Needham & Company, LLC, 445 Park Avenue, New York, New York, a registered broker-dealer engaged in a variety of investment banking and institutional brokerage activities.

      James K. Kloppenburg, Executive Vice President of the Adviser and a Managing Director of Needham & Company, LLC, 445 Park Avenue, New York, New York, a registered broker-dealer engaged in a variety of investment banking and institutional brokerage activities.

Item 27. Principal Underwriter

      (a) Needham & Company, LLC serves as the distributor for each series of the Registrant. Currently, the Registrant has three series: the Growth Fund, the Aggressive Growth Fund and the Small Cap Growth Fund.

      (b) Officers and Directors:

          Name and Principal                     Positions and Offices                  Positions and Offices
           Business Address                        with Underwriter                        with Registrant
George A. Needham                        Chairman of the Board                  Chairman and President
John J. Prior, Jr.                       Chief Executive Officer                None
Edgar F. Heizer, Jr.                     Director                               None
Joseph H. Reich                          Director                               None
Eugene R. White                          Director                               None
Vincent E. Gallagher                     Managing Director                      None
James K. Kloppenburg                     Managing Director                      None
Glen W. Albanese                         Managing Director and Chief            Treasurer and Secretary
                                         Financial Officer
James Abbruzzese                         Managing Director                      Chief Compliance Officer
Bruce Alexander                          Managing Director                      None
Laura Black                              Managing Director                      None
William Boyle                            Managing Director                      None
Jerry Brown                              Managing Director                      None
Christopher Bulger                       Managing Director                      None
William Dailey                           Managing Director                      None
Richard Davis                            Managing Director                      None
Richard de Ney                           Managing Director                      None
Joseph Dews                              Managing Director                      None
Sean Dwyer                               Managing Director                      None
Frank Folz                               Managing Director                      None
Warren Foss                              Managing Director                      None
Craig Gilkes                             Managing Director                      None
Simon Gill                               Managing Director                      None
Charles Glavin                           Managing Director                      None
Raymond Godfrey                          Managing Director                      None
Robin Graham                             Managing Director                      None
Sean Hanley                              Managing Director                      None
Glenn Hanus                              Managing Director                      None

Jack Iacovone                            Managing Director                      None
Chad W. Keck                             Managing Director                      None
Theodor Kundtz                           Managing Director                      None
John Lazo                                Managing Director                      None
Bernard Lirola                           Managing Director                      None
Robert McLaughlin                        Managing Director                      None
Mark Monane                              Managing Director                      None
James Reilly                             Managing Director                      None
David Schechner                          Managing Director                      None
Thomas Shanahan                          Managing Director                      None
Pamela Stone                             Managing Director                      None
John Thompson                            Managing Director                      None
David Townes                             Managing Director                      None
Janice Triolo                            Managing Director                      None
Thomas Tullo                             Managing Director                      None
Mark Van Valkenburgh                     Managing Director                      None

      The principal business address for all such persons is 445 Park Avenue, New York, New York 10022.

            (c) Not applicable.

Item 28. Location of Accounts and Records

            All accounts, books and other documents required to be maintained by
            Section 31(a) of the 1940 Act and the rules thereunder are maintained at the offices of PFPC Inc., 301 Bellevue Parkway, Suite 108, Wilmington, Delaware, 19809.

Item 29. Management Services

            Not applicable.

Item 30. Undertakings.

            Not applicable.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness under Rule 485(a) under the Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, State of New York, on the 26th day of April, 2005.

                                          THE NEEDHAM FUNDS, INC.

                                          By       /s/ George A. Needham
                                                   ---------------------
                                                   George A. Needham
                                                   Chairman and President

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

      Signature                         Title                      Date
      ---------                         -----                      ----
/s/ George A. Needham           Director, Chairman and          April 26, 2005
---------------------           President (Principal
George A. Needham               Executive Officer)


/s/ James P. Poitras            Director                        April 26, 2005
--------------------
James P. Poitras

/s/ F. Randall Smith            Director                        April 26, 2005
--------------------
F. Randall Smith

/s/ Glen W. Albanese            Treasurer and Secretary         April 26, 2005
--------------------            (Principal Financial and
Glen W. Albanese                Accounting Officer)

                                  EXHIBIT INDEX

Exhibit Number         Description
Exhibit 9              Opinion of Counsel as to Legality of Securities Being
                       Registered.

Exhibit 10             Consent of Ernst & Young LLP, Independent Registered
                       Public Accounting Firm.